JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 28.5%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,249
2.20%, 2/4/2026	95,000	89,160
3.10%, 5/1/2026	35,000	33,170
2.70%, 2/1/2027	65,000	59,653
6.30%, 5/1/2029 (a)	775,000	781,281
6.39%, 5/1/2031 (a)	435,000	440,028
6.53%, 5/1/2034 (a)	1,045,000	1,059,545
6.86%, 5/1/2054 (a)	610,000	618,676
5.93%, 5/1/2060	1,580,000	1,393,613
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	980,000	964,025
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	530,785
L3Harris Technologies, Inc. 5.60%, 7/31/2053	217,000	215,057
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	90,457
4.15%, 6/15/2053	650,000	524,698
Precision Castparts Corp. 4.38%, 6/15/2045	154,000	134,612
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,662,035
1.90%, 9/1/2031	450,000	358,114
5.15%, 2/27/2033	365,000	359,033
4.50%, 6/1/2042	100,000	86,940
3.03%, 3/15/2052	650,000	413,514
5.38%, 2/27/2053	144,000	136,766
6.40%, 3/15/2054	185,000	201,691
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	271,409
TransDigm, Inc.
6.75%, 8/15/2028 (a)	465,000	470,273
6.38%, 3/1/2029 (a)	392,000	391,150
6.63%, 3/1/2032 (a)	380,000	381,126
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	20,000	2,750
		11,682,810
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	400,000	388,288
7.00%, 4/15/2028 (a)	450,000	459,477
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	621,000	610,936
3.75%, 1/30/2031 (a)	75,000	64,990
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	730,000	726,020
6.88%, 7/1/2028	625,000	620,304
5.00%, 10/1/2029	75,000	68,285
Aptiv plc 5.40%, 3/15/2049	25,000	22,291
Clarios Global LP
6.25%, 5/15/2026 (a)	427,000	426,633
6.75%, 5/15/2028 (a)	830,000	838,727

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	45,245	48,373
10.63% (PIK), 5/15/2027 (a) (c)	32,879	23,183
Dana, Inc.
5.38%, 11/15/2027	590,000	573,345
5.63%, 6/15/2028	230,000	222,515
4.50%, 2/15/2032	40,000	33,921
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	115,299
5.00%, 7/15/2029	1,341,000	1,233,239
5.25%, 7/15/2031	660,000	596,781
Icahn Enterprises LP
6.38%, 12/15/2025	247,000	246,791
5.25%, 5/15/2027	315,000	288,999
Lear Corp. 2.60%, 1/15/2032	10,000	8,137
		7,616,534
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	810,000	938,347
3.25%, 2/12/2032	2,255,000	1,853,424
4.75%, 1/15/2043	380,000	307,221
General Motors Co. 5.95%, 4/1/2049	25,000	24,080
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	865,062
3.00%, 2/10/2027 (a)	200,000	187,447
		4,175,581
Banks — 6.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	600,000	605,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200,000	202,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	1,000,000	875,984
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	163,887
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	2,600,000	2,673,227
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	905,963
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	162,398
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	1,995,000	2,128,719
Banco Santander SA (Spain)
2.75%, 5/28/2025	200,000	194,251
5.59%, 8/8/2028	2,800,000	2,816,313
6.61%, 11/7/2028	600,000	629,114
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	2,000,000	2,137,874
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	2,600,000	2,445,303
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	3,436,000	3,303,312
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,150,227
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	247,685

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	385,523
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	425,054
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	1,190,000	1,183,573
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	560,137
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	7,258,000	7,380,803
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	538,924
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,660,000	2,235,604
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	1,900,000	1,546,225
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	640,000	527,958
(SOFR + 1.91%), 5.29%, 4/25/2034 (d)	1,510,000	1,486,558
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	4,270,000	4,366,246
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	2,200,000	2,185,544
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	95,014
Bank of Ireland Group plc (Ireland)
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (d) (e) (f) (g) (h)	1,200,000	1,322,700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	259,000	260,070
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	535,000	528,592
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	299,465
5.51%, 6/4/2031	550,000	552,261
Bank of Nova Scotia (The) (Canada) 2.15%, 8/1/2031	650,000	529,529
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	198,251
1.60%, 10/4/2026 (a)	200,000	183,616
5.79%, 7/13/2028 (a)	1,005,000	1,023,036
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	1,400,000	1,474,084
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	1,335,000	1,467,916
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	401,078
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	1,500,000	1,305,313
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	1,360,000	1,348,594
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	1,245,000	1,239,628
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (d)	1,260,000	1,256,311
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	442,014
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	1,480,000	1,504,237
5.13%, 1/18/2028 (a)	745,000	738,667
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	5,680,000	5,901,479
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	575,000	464,959
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	250,000	205,623
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	890,000	958,743
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	765,000	764,831
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	820,000	834,874
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	800,000	853,861
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	800,000	914,072
Canadian Imperial Bank of Commerce (Canada) 5.99%, 10/3/2028	500,000	512,827

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citibank NA 5.80%, 9/29/2028	500,000	512,930
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	1,761,000	1,682,864
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	599,999
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,115,000	1,074,152
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,140,072
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,295,000	1,237,201
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	1,490,000	1,486,678
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	645,000	638,707
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	470,274
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	1,650,000	1,428,579
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	147,183
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	620,000	528,985
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	2,990,000	2,485,827
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,665,000	1,365,421
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	400,000	355,452
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	3,300,000	3,459,878
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	2,000,000	1,979,421
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	38,640
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	846,844
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	250,000	232,839
5.30%, 7/12/2028 (a)	990,000	995,086
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	3,245,000	3,345,047
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (d)	400,000	397,428
Danske Bank A/S (Denmark)
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	200,000	197,056
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	345,000	345,373
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	375,000	354,012
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,021,850
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	302,170
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	5,370,000	4,803,796
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	250,000	264,037
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	1,200,000	1,050,775
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	5,750,000	5,353,323
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,475,000	1,479,433
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	500,000	418,979
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	250,000	208,189
6.10%, 1/14/2042	230,000	245,751
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	400,000	448,668
7.20%, 11/28/2033 (a)	3,373,000	3,627,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	200,000	150,238
KBC Group NV (Belgium) (EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	1,400,000	1,620,969
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	1,402,000	1,411,400

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	200,000	196,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	350,000	349,067
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	1,380,000	1,387,922
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	1,160,000	1,110,687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	380,000	378,686
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,060,000	977,106
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	200,919
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	587,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	270,000	274,166
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	248,946
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	800,000	802,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	600,000	560,146
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	665,000	651,507
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	1,260,000	1,277,680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	1,124,000	1,124,750
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	1,795,000	1,789,605
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	400,495
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	555,488
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	41,188
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	680,000	692,577
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	1,465,000	1,587,779
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	400,000	400,015
Royal Bank of Canada (Canada) 4.65%, 1/27/2026 (e)	245,000	241,792
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (d)	455,000	458,041
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,340,000	1,359,402
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200,000	184,366
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	408,148
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	196,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	1,700,000	1,588,668
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	200,000	201,571
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	184,245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,108,880
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	1,800,000	1,837,972
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	3,700,000	3,669,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	1,110,000	1,110,086
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	610,000	568,590
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	555,000	555,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,488,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	200,000	203,938
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	3,548,000	3,732,052

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (a) (d)	525,000	535,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	1,090,000	1,088,093
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	257,595
5.72%, 9/14/2028	680,000	691,289
5.77%, 1/13/2033	200,000	205,321
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	60,000	56,692
4.95%, 9/15/2027 (a)	200,000	197,949
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	972,879
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	199,380
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	100,887
4.99%, 4/5/2029	1,010,000	996,314
2.00%, 9/10/2031	385,000	310,675
4.46%, 6/8/2032	120,000	112,812
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	2,300,000	2,317,014
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	2,090,000	1,990,442
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	588,000	589,926
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	608,000	604,133
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	185,772
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (d)	800,000	736,496
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	370,000	369,080
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	590,000	589,123
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	913,000	890,739
(SOFR + 1.32%), 3.91%, 4/25/2026 (d)	600,000	590,257
3.00%, 10/23/2026	360,000	341,433
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	2,110,000	2,124,443
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,407,858
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	314,304
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	860,000	864,862
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	1,840,000	1,904,041
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	1,990,000	1,973,007
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	250,000	215,152
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	2,340,000	2,017,842
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,740,000	1,712,489
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	3,110,000	3,096,081
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	1,420,000	1,510,344
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	300,000	305,748
1.95%, 11/20/2028	30,000	26,343
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	536,632
		188,428,978

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	509,885
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	250,000	225,809
Coca-Cola Co. (The) 5.30%, 5/13/2054	690,000	680,043
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	180,000	156,960
Constellation Brands, Inc.
4.65%, 11/15/2028	345,000	337,509
4.50%, 5/9/2047	120,000	100,297
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	430,000	353,436
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	690,000	684,730
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	38,000	36,918
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	152,436
PepsiCo, Inc. 2.75%, 10/21/2051	415,000	262,722
		3,500,745
Biotechnology — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	2,000,000	1,823,421
5.05%, 3/15/2034	1,620,000	1,602,734
4.05%, 11/21/2039	2,147,000	1,852,596
4.25%, 11/21/2049	230,000	191,058
5.40%, 3/15/2054	280,000	276,021
5.50%, 3/15/2064	720,000	707,818
Amgen, Inc.
5.25%, 3/2/2030	175,000	175,457
3.15%, 2/21/2040	477,000	356,904
5.65%, 3/2/2053	1,501,000	1,481,399
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,333,991
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,342,600
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	28,000	16,723
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	422,464
5.25%, 10/15/2033	580,000	580,463
4.60%, 9/1/2035	1,000,000	938,437
2.60%, 10/1/2040	525,000	359,926
4.15%, 3/1/2047	330,000	267,117
5.55%, 10/15/2053	220,000	218,317
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	174,006
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	200,000	162,983
		16,284,435
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	600,000	526,648
3.95%, 4/13/2052	155,000	124,271
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	510,000	496,245
3.50%, 3/1/2029 (a)	175,000	156,348
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	435,000	418,864
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	495,000	492,205

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Nordstrom, Inc. 4.38%, 4/1/2030	335,000	304,596
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	11,937	9,559
		2,528,736
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	2,180,000	1,903,799
6.38%, 3/1/2034 (a)	250,000	245,081
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	1,340,000	1,342,335
Griffon Corp. 5.75%, 3/1/2028	925,000	894,150
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	725,000	679,316
Masco Corp. 1.50%, 2/15/2028	125,000	108,976
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	685,000	680,453
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	995,000	1,047,659
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,394
4.75%, 1/15/2028 (a)	550,000	523,955
4.38%, 7/15/2030 (a)	1,625,000	1,450,120
Summit Materials LLC
5.25%, 1/15/2029 (a)	560,000	539,332
7.25%, 1/15/2031 (a)	550,000	567,106
		10,001,676
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	400,000	416,936
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	168,360
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,760,000	1,895,530
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	58,384
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	322,887
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300,000	1,198,834
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	365,000	364,280
5.41%, 5/10/2029	325,000	324,420
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	825,000	856,389
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	800,000	800,542
3.50%, 11/16/2026	726,000	694,695
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,835,000	1,706,754
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	114,491
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	139,407
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	1,620,000	1,542,491
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	2,205,000	2,082,363
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,437,934
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	4,235,000	4,351,103
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	4,915,000	5,114,666
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	1,495,000	1,514,740
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	3,535,000	2,950,421
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	2,790,000	2,367,894

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.55%), 5.85%, 4/25/2035 (d)	660,000	674,040
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	118,595
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	13,649
Macquarie Group Ltd. (Australia) (3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	200,000	196,199
Morgan Stanley
3.88%, 1/27/2026	330,000	321,887
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	3,210,000	2,977,479
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	849,167
3.59%, 7/22/2028 (i)	330,000	313,065
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	258,284
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,440,000	2,448,539
(SOFR + 1.83%), 6.41%, 11/1/2029 (d)	300,000	312,219
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	2,070,000	2,055,192
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	1,573,000	1,515,174
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	350,000	278,685
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,065,391
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	2,130,000	2,107,933
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	720,000	734,382
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	420,000	331,150
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	380,000	377,263
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	2,000,000	1,980,000
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	212,594
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	153,082
S&P Global, Inc.
2.70%, 3/1/2029	456,000	410,799
1.25%, 8/15/2030	500,000	400,888
3.25%, 12/1/2049	563,000	396,295
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	1,628,000	1,644,946
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	250,000	231,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	585,000	534,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	195,591
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	260,000	277,596
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	483,000	480,868
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,096,140
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	1,190,000	1,192,118
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (d)	700,000	669,091
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	493,000	519,233
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	265,000	294,919
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	550,000	666,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (d)	1,380,000	1,378,091
4.88%, 5/15/2045	250,000	227,976
		61,334,985
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	650,000	660,850
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	300,000	289,555
Celanese US Holdings LLC 6.38%, 7/15/2032	300,000	308,322

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
CF Industries, Inc. 5.15%, 3/15/2034	610,000	583,477
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,155,000	1,057,089
4.63%, 11/15/2029 (a)	195,000	166,296
CVR Partners LP 6.13%, 6/15/2028 (a)	335,000	320,283
Ecolab, Inc. 2.13%, 2/1/2032	75,000	61,387
EIDP, Inc. 4.80%, 5/15/2033	320,000	309,523
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	568,727
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	400,000	396,508
LYB International Finance III LLC 3.38%, 10/1/2040	390,000	287,137
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	310,000	296,964
8.50%, 11/15/2028 (a)	545,000	578,009
9.00%, 2/15/2030 (a)	620,000	655,850
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	183,839
2.95%, 5/13/2030	80,000	70,558
3.95%, 5/13/2050	190,000	142,857
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	658,000	655,812
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,375,000	1,237,093
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,708
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	33,000	26,934
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	350,000	336,111
7.38%, 3/1/2031 (a)	320,000	324,807
		9,530,696
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,032,000	915,450
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	540,000	490,468
4.88%, 7/15/2032 (a)	585,000	527,932
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	406,251
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	270,000	258,147
Element Fleet Management Corp. (Canada) 6.27%, 6/26/2026 (a)	350,000	353,142
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	705,000	669,942
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	105,000	102,506
5.13%, 12/15/2026 (a)	55,000	53,957
4.00%, 8/1/2028 (a)	735,000	672,084
4.75%, 6/15/2029 (a)	730,000	679,471
6.75%, 1/15/2031 (a)	230,000	234,604
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	150,984
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,185,000	1,098,044
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a)	885,000	812,012
6.25%, 1/15/2028 (a)	690,000	677,398
Stericycle, Inc. 3.88%, 1/15/2029 (a)	335,000	304,168

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Management, Inc. 1.50%, 3/15/2031	170,000	135,642
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	560,000	575,088
		9,117,290
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	305,000	273,176
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	86,310
CommScope, Inc. 6.00%, 3/1/2026 (a)	472,000	421,260
		780,746
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	867,740	647,551
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	465,000	432,021
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,043,000	966,616
MasTec, Inc. 4.50%, 8/15/2028 (a)	635,000	599,304
Weekley Homes LLC 4.88%, 9/15/2028 (a)	750,000	686,889
		3,332,381
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	795,000	827,431
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	300,000	247,838
		1,075,269
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,172,400
5.75%, 6/6/2028	400,000	403,315
3.00%, 10/29/2028	1,350,000	1,219,734
Ally Financial, Inc.
5.75%, 11/20/2025	605,000	602,262
6.70%, 2/14/2033	270,000	270,248
American Express Co.
1.65%, 11/4/2026	480,000	440,386
2.55%, 3/4/2027	540,000	503,198
5.85%, 11/5/2027	270,000	276,305
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (d)	1,325,000	1,324,241
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	59,366
2.13%, 2/21/2026 (a)	215,000	201,246
4.25%, 4/15/2026 (a)	1,245,000	1,205,434
4.38%, 5/1/2026 (a)	478,000	464,248
2.53%, 11/18/2027 (a)	2,385,000	2,128,541
6.38%, 5/4/2028 (a)	575,000	583,034
5.75%, 3/1/2029 (a)	1,180,000	1,171,698
5.75%, 11/15/2029 (a)	5,075,000	5,031,406
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	80,931
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	869,382
4.13%, 8/17/2027	1,350,000	1,280,230
6.80%, 5/12/2028	1,090,000	1,121,028

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
7.20%, 6/10/2030	550,000	575,737
4.00%, 11/13/2030	250,000	221,601
General Motors Financial Co., Inc.
3.80%, 4/7/2025	35,000	34,429
5.40%, 5/8/2027	75,000	74,874
3.60%, 6/21/2030	1,060,000	947,134
5.75%, 2/8/2031	85,000	84,947
2.70%, 6/10/2031	690,000	567,914
5.95%, 4/4/2034	570,000	567,319
John Deere Capital Corp. 4.70%, 6/10/2030	400,000	394,159
OneMain Finance Corp.
7.13%, 3/15/2026	1,469,000	1,490,564
3.50%, 1/15/2027	354,000	327,413
6.63%, 1/15/2028	440,000	437,117
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.37%), 3.88%, 6/14/2027 (d) (f) (g) (h)	500,000	518,757
		26,650,598
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	65,000	60,283
1.80%, 2/10/2031 (a)	2,325,000	1,855,244
2.50%, 2/10/2041 (a)	14,000	9,177
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,350,000	1,301,164
5.88%, 2/15/2028 (a)	530,000	520,823
3.50%, 3/15/2029 (a)	965,000	860,691
4.88%, 2/15/2030 (a)	20,000	18,708
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,758
3.63%, 5/13/2051 (a)	10,000	7,136
5.62%, 2/12/2054 (a)	200,000	195,854
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	391,000	381,086
Rite Aid Corp. 8.00%, 11/15/2026 (a) (b)	125,000	62,500
Sysco Corp. 2.40%, 2/15/2030	250,000	214,834
Target Corp.
4.50%, 9/15/2032	200,000	191,838
4.80%, 1/15/2053	550,000	499,658
		6,182,754
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,084,068
Ball Corp.
6.00%, 6/15/2029	435,000	435,707
3.13%, 9/15/2031	480,000	402,926
Berry Global, Inc. 5.80%, 6/15/2031 (a)	2,980,000	2,965,089
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	175,460
Crown Americas LLC
4.25%, 9/30/2026	13,000	12,494

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
5.25%, 4/1/2030	350,000	336,412
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	104,611
3.50%, 3/15/2028 (a)	180,000	164,459
LABL, Inc. 6.75%, 7/15/2026 (a)	525,000	518,801
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,310,000	1,334,707
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,005,000	997,872
Packaging Corp. of America
4.05%, 12/15/2049	285,000	222,052
3.05%, 10/1/2051	85,000	55,520
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,455,000	1,357,941
Sealed Air Corp.
4.00%, 12/1/2027 (a)	570,000	533,809
6.13%, 2/1/2028 (a)	205,000	203,533
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	576,545
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (j)	450,000	443,645
WRKCo, Inc. 4.65%, 3/15/2026	30,000	29,534
		11,955,185
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	800,000	745,097
3.88%, 11/15/2029 (a)	155,000	136,895
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	235,000	237,348
7.75%, 3/15/2031 (a)	938,000	979,082
		2,098,422
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	770,000	740,034
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,367,000	1,400,764
		2,140,798
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	546,377
Simon Property Group LP
2.45%, 9/13/2029	500,000	435,856
3.25%, 9/13/2049	31,000	20,845
VICI Properties LP
3.50%, 2/15/2025 (a)	90,000	88,445
4.50%, 9/1/2026 (a)	95,000	92,066
4.63%, 12/1/2029 (a)	20,000	18,719
WP Carey, Inc.
2.40%, 2/1/2031	700,000	581,970
2.25%, 4/1/2033	145,000	110,377
		1,894,655
Diversified Telecommunication Services — 0.6%
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	134,131

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
AT&T, Inc.
1.65%, 2/1/2028	450,000	397,672
2.55%, 12/1/2033	1,870,000	1,475,163
3.50%, 6/1/2041	260,000	198,420
3.65%, 6/1/2051	65,000	45,910
3.50%, 9/15/2053	1,440,000	972,557
3.55%, 9/15/2055	1,205,000	809,117
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,455,000	1,303,342
4.75%, 3/1/2030 (a)	4,894,000	4,168,975
4.50%, 8/15/2030 (a)	2,079,000	1,727,453
4.25%, 2/1/2031 (a)	2,580,000	2,079,572
4.75%, 2/1/2032 (a)	1,025,000	825,362
4.50%, 6/1/2033 (a)	135,000	104,178
Embarq Corp. 8.00%, 6/1/2036	13,000	4,084
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	228,833
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,619,000	1,522,874
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	425,000	273,302
4.13%, 4/15/2030 (a)	497,625	318,232
NBN Co. Ltd. (Australia) 5.75%, 10/6/2028 (a)	500,000	511,999
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	272,455
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	134,000	113,130
Verizon Communications, Inc.
4.33%, 9/21/2028	75,000	72,675
4.02%, 12/3/2029	684,000	645,465
3.40%, 3/22/2041	1,215,000	929,511
2.88%, 11/20/2050	75,000	47,253
2.99%, 10/30/2056	535,000	326,272
3.70%, 3/22/2061	30,000	21,164
		19,529,101
Electric Utilities — 2.2%
Alabama Power Co.
3.05%, 3/15/2032	200,000	172,321
5.85%, 11/15/2033	275,000	285,225
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	196,159
2.90%, 6/15/2050	550,000	342,952
5.40%, 6/1/2053	305,000	292,209
Comision Federal de Electricidad (Mexico)
4.69%, 5/15/2029 (h)	500,000	467,137
6.26%, 2/15/2052 (h)	600,000	516,000
Commonwealth Edison Co. 5.30%, 2/1/2053	450,000	424,421
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	36,480
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	770,620
DTE Electric Co.
5.20%, 3/1/2034	500,000	494,470

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 4/1/2053	80,000	78,132
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	423,016
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	425,062
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	238,994
6.20%, 11/15/2053	240,000	255,625
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	84,061
2.75%, 4/1/2050	395,000	238,717
5.40%, 4/1/2053	770,000	729,272
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	617,901
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	124,119
Edison International
5.25%, 11/15/2028	100,000	98,979
6.95%, 11/15/2029	245,000	260,575
Electricite de France SA (France)
5.95%, 4/22/2034 (a)	510,000	513,795
6.90%, 5/23/2053 (a)	640,000	685,448
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	539,018
4.75%, 6/15/2046	50,000	40,474
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a) (j)	200,000	162,949
Enel SpA (Italy) Series 6.5Y, (EUR Swap Annual 5 Year + 1.72%), 1.38%, 6/8/2027 (d) (f) (g) (h)	3,000,000	2,910,117
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,465
2.65%, 6/15/2051	274,000	158,902
5.75%, 6/1/2054	150,000	148,846
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	1,120,000	1,115,257
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	64,663
1.60%, 12/15/2030	500,000	398,448
2.90%, 3/15/2051	823,000	499,081
5.70%, 3/15/2054	1,230,000	1,211,480
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	516,673
3.50%, 6/1/2051	20,000	13,899
5.85%, 6/1/2054	715,000	712,001
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	190,934
Entergy Texas, Inc. 1.75%, 3/15/2031	535,000	431,096
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	197,094
Eversource Energy
4.60%, 7/1/2027	31,000	30,280
5.45%, 3/1/2028	100,000	100,039
3.38%, 3/1/2032	365,000	311,935
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,472,353
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	874,500
4.55%, 4/1/2049 (a)	1,600,000	1,308,107

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	45,489
5.30%, 4/1/2053	390,000	377,005
Georgia Power Co. 5.25%, 3/15/2034	500,000	496,542
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	200,000	165,625
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	426,468
2.95%, 5/14/2030 (a)	405,000	354,231
5.40%, 6/1/2033 (a)	300,000	295,410
5.65%, 5/9/2034 (a)	1,365,000	1,361,844
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	380,957
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	43,233
5.85%, 9/15/2054	110,000	112,697
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	411,424
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	198,048
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	212,745
Nevada Power Co. 6.00%, 3/15/2054	600,000	609,732
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	430,738
5.00%, 7/15/2032	60,000	58,450
5.25%, 2/28/2053	80,000	74,400
Northern States Power Co. 2.60%, 6/1/2051	590,000	351,721
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	20,978
2.45%, 12/2/2027 (a)	60,000	53,887
5.75%, 1/15/2028	560,000	549,293
3.38%, 2/15/2029 (a)	210,000	185,903
5.25%, 6/15/2029 (a)	2,120,000	2,022,142
OGE Energy Corp. 5.45%, 5/15/2029	330,000	330,808
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	138,585
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	100,105
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	193,225
4.95%, 9/15/2052	400,000	363,307
Pacific Gas and Electric Co.
3.45%, 7/1/2025	17,000	16,600
2.95%, 3/1/2026	110,000	104,918
4.65%, 8/1/2028	2,200,000	2,116,381
6.10%, 1/15/2029	605,000	617,475
4.55%, 7/1/2030	1,624,000	1,533,360
6.40%, 6/15/2033	860,000	892,706
6.95%, 3/15/2034	1,125,000	1,212,996
5.80%, 5/15/2034	3,025,000	3,017,718
4.20%, 6/1/2041	30,000	23,634
4.25%, 3/15/2046	418,000	316,600
6.75%, 1/15/2053	1,770,000	1,870,086
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,189,650

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Corp.
5.00%, 7/1/2028	1,001,000	959,576
5.25%, 7/1/2030	300,000	285,770
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	185,000	183,898
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,180
Series A-4, 5.21%, 12/1/2047	40,000	38,122
Series A-5, 5.10%, 6/1/2052	70,000	66,640
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	408,645
5.25%, 5/15/2053	70,000	66,754
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	151,068
Series G, 6.63%, 11/15/2037	725,000	767,305
Series K, 3.15%, 8/15/2051	150,000	96,116
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	498,249
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	660,643
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	48,188	46,356
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	50,381	49,496
Series A2, 5.17%, 5/15/2041	49,000	47,614
Southern California Edison Co.
5.30%, 3/1/2028	719,000	720,670
5.65%, 10/1/2028	600,000	609,644
Series G, 2.50%, 6/1/2031	775,000	645,815
5.45%, 6/1/2031	530,000	531,766
5.95%, 11/1/2032	2,000,000	2,065,560
Series C, 4.13%, 3/1/2048	238,000	185,990
Series 20A, 2.95%, 2/1/2051	430,000	268,202
5.88%, 12/1/2053	1,656,000	1,653,396
5.75%, 4/15/2054	390,000	384,117
Southern Co. (The)
5.50%, 3/15/2029	390,000	394,259
5.70%, 3/15/2034	100,000	101,452
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	42,108
5.30%, 4/1/2033	130,000	125,657
3.25%, 11/1/2051	210,000	133,837
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	61,797
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	271,401	248,247
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	360,535
4.85%, 12/1/2048	232,000	201,226
5.50%, 4/15/2053	115,000	110,883
Union Electric Co.
5.20%, 4/1/2034	400,000	394,283
5.45%, 3/15/2053	555,000	534,051
5.25%, 1/15/2054	500,000	465,580

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	728,884
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	63,931
5.63%, 2/15/2027 (a)	1,715,000	1,687,492
5.00%, 7/31/2027 (a)	420,000	406,198
4.38%, 5/1/2029 (a)	275,000	254,550
7.75%, 10/15/2031 (a)	1,480,000	1,537,826
6.00%, 4/15/2034 (a)	4,105,000	4,110,877
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	61,841
		69,909,523
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 3/15/2033	400,000	373,072
EnerSys 4.38%, 12/15/2027 (a)	630,000	594,002
Regal Rexnord Corp.
6.30%, 2/15/2030	57,000	58,352
6.40%, 4/15/2033	79,000	81,316
Sensata Technologies BV
5.00%, 10/1/2025 (a)	40,000	40,291
4.00%, 4/15/2029 (a)	700,000	635,890
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	365,000	338,328
		2,121,251
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	1,165,000	1,086,342
Corning, Inc. 3.90%, 11/15/2049	75,000	56,640
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	255,000	232,606
		1,375,588
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	480,000	481,890
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	369,649
4.08%, 12/15/2047	350,000	279,892
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	776,929
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	514,074	467,358
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	560,000	558,746
Noble Finance II LLC 8.00%, 4/15/2030 (a)	320,000	330,096
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	577,000	576,776
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	204,058
Transocean, Inc. 8.75%, 2/15/2030 (a)	396,000	413,119
USA Compression Partners LP 6.88%, 9/1/2027	905,000	905,050
Valaris Ltd. 8.38%, 4/30/2030 (a)	575,000	594,320
		5,957,883
Entertainment — 0.4%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	295,000	290,600
5.25%, 7/15/2028 (a)	390,000	364,118

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,971
6.50%, 5/15/2027 (a)	1,395,000	1,402,272
4.75%, 10/15/2027 (a)	365,000	345,811
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	115,000	110,251
Walt Disney Co. (The) 6.65%, 11/15/2037	170,000	190,118
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	3,150,000	2,987,180
4.28%, 3/15/2032	3,790,000	3,317,037
5.05%, 3/15/2042	2,965,000	2,450,376
5.14%, 3/15/2052	610,000	481,539
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	88,390
		12,029,663
Financial Services — 0.4%
Block, Inc.
3.50%, 6/1/2031	690,000	591,022
6.50%, 5/15/2032 (a)	6,004,000	6,059,789
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,155,000	1,197,113
Fiserv, Inc. 3.20%, 7/1/2026	170,000	162,779
Global Payments, Inc. 3.20%, 8/15/2029	160,000	142,751
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,080,000	1,065,227
Nationwide Building Society (United Kingdom) (3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (d)	350,000	333,781
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	417,000	449,884
PayPal Holdings, Inc. 5.05%, 6/1/2052	100,000	91,858
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,095,000	1,018,672
3.63%, 3/1/2029 (a)	410,000	366,670
Shell International Finance BV
2.88%, 11/26/2041	620,000	445,548
3.63%, 8/21/2042	200,000	158,972
3.75%, 9/12/2046	141,000	109,573
3.00%, 11/26/2051	670,000	436,533
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	257,046
Visa, Inc. 2.70%, 4/15/2040	300,000	217,755
		13,104,973
Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	200,000	204,125
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	327,550
Campbell Soup Co. 4.15%, 3/15/2028	170,000	163,920
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	126,074
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	48,653
6.00%, 6/15/2030 (a)	850,000	830,878
General Mills, Inc. 4.15%, 2/15/2043	200,000	166,263
JBS USA Holding Lux SARL
3.75%, 12/1/2031	305,000	263,996
3.00%, 5/15/2032	910,000	739,072

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
6.75%, 3/15/2034 (a)	250,000	262,662
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	795,000	714,990
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,000,000	952,491
6.25%, 2/15/2032 (a)	158,000	157,063
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	805,000	690,237
		5,647,974
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	168,000	165,303
5.88%, 8/20/2026	10,000	9,669
5.75%, 5/20/2027	305,000	290,785
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	51,576
5.75%, 10/15/2052	185,000	188,797
6.20%, 11/15/2053	630,000	680,674
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	32,877
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	87,648
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	340,979
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	495,000	450,324
		2,298,632
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	600,000	575,978
4.75%, 4/1/2028 (a)	95,000	86,360
5.38%, 3/1/2029 (a)	55,000	50,186
8.00%, 2/15/2031 (a)	525,000	517,956
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	268,735
3.55%, 2/15/2050	708,000	516,060
5.20%, 4/15/2054	850,000	808,349
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,003,352
3.10%, 12/2/2051	250,000	165,686
CSX Corp. 4.50%, 11/15/2052	810,000	691,753
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	200,000	198,727
5.20%, 10/30/2034 (a)	100,000	98,360
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	300,000	270,382
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	667,716
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	40,231
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	376,000	352,693
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	521,475
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	968,133
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	400,000	399,470
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	435,000	443,047

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Union Pacific Corp.
2.40%, 2/5/2030	560,000	486,942
3.50%, 2/14/2053	120,000	86,123
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	329,004
7.13%, 6/1/2031 (a)	1,060,000	1,081,565
		10,628,283
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	290,000	279,744
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	561,000	527,910
Baxter International, Inc.
1.73%, 4/1/2031	1,500,000	1,180,991
3.13%, 12/1/2051	500,000	312,838
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	191,494
Boston Scientific Corp. 6.50%, 11/15/2035 (j)	700,000	770,277
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	196,616
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	540,166
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,485,000	2,261,789
6.25%, 4/1/2029 (a)	406,000	406,082
5.25%, 10/1/2029 (a)	55,000	51,847
Teleflex, Inc. 4.25%, 6/1/2028 (a)	905,000	845,639
		7,565,393
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	936,000	910,148
5.00%, 4/15/2029 (a)	175,000	164,971
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	72,794
Aetna, Inc.
4.13%, 11/15/2042	320,000	253,315
4.75%, 3/15/2044	200,000	170,275
3.88%, 8/15/2047	1,735,000	1,272,032
Cencora, Inc. 5.13%, 2/15/2034	370,000	362,077
Cigna Group (The)
2.38%, 3/15/2031	135,000	112,267
5.13%, 5/15/2031	470,000	464,968
CommonSpirit Health
1.55%, 10/1/2025	13,000	12,292
2.78%, 10/1/2030	13,000	11,181
3.91%, 10/1/2050	15,000	11,306
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	190,000	124,337
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	126,000	126,225
5.63%, 3/15/2027 (a)	1,830,000	1,733,287
4.75%, 2/15/2031 (a)	85,000	67,114
CVS Health Corp.
4.30%, 3/25/2028	737,000	710,295

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 2/21/2030	265,000	260,591
5.25%, 2/21/2033	470,000	456,876
5.63%, 2/21/2053	1,000,000	927,389
DaVita, Inc. 4.63%, 6/1/2030 (a)	835,000	748,062
Encompass Health Corp.
4.50%, 2/1/2028	180,000	170,044
4.75%, 2/1/2030	1,210,000	1,119,911
4.63%, 4/1/2031	75,000	67,789
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	34,658
HCA, Inc.
4.50%, 2/15/2027	580,000	566,046
5.63%, 9/1/2028	3,750,000	3,770,148
3.50%, 9/1/2030	2,012,000	1,800,419
2.38%, 7/15/2031	1,130,000	921,888
5.60%, 4/1/2034	910,000	902,142
5.50%, 6/15/2047	300,000	278,540
5.25%, 6/15/2049	865,000	767,270
3.50%, 7/15/2051	30,000	20,019
4.63%, 3/15/2052	960,000	773,837
6.00%, 4/1/2054	910,000	893,622
Memorial Health Services 3.45%, 11/1/2049	530,000	387,512
MultiCare Health System 2.80%, 8/15/2050	10,000	5,908
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	7,124
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	2,787
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	88,144
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	617,000	391,039
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,100,000	970,757
Quest Diagnostics, Inc.
2.95%, 6/30/2030	55,000	48,492
6.40%, 11/30/2033	580,000	619,125
Sutter Health 5.55%, 8/15/2053	150,000	152,819
Tenet Healthcare Corp.
5.13%, 11/1/2027	905,000	881,828
4.63%, 6/15/2028	1,040,000	988,366
4.25%, 6/1/2029	4,203,000	3,888,186
4.38%, 1/15/2030	875,000	804,648
6.13%, 6/15/2030	985,000	976,293
6.75%, 5/15/2031 (a)	740,000	746,777
UnitedHealth Group, Inc.
4.63%, 11/15/2041	232,000	210,323
3.25%, 5/15/2051	485,000	332,249
5.88%, 2/15/2053	395,000	408,862
5.05%, 4/15/2053	1,400,000	1,291,173
		34,260,547
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 3.10%, 2/15/2030	700,000	607,811

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	56,192
3.00%, 1/15/2030	87,000	76,780
Sabra Health Care LP 3.20%, 12/1/2031	120,000	98,889
Ventas Realty LP 3.25%, 10/15/2026	300,000	283,530
		1,123,202
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	194,281
6.50%, 5/15/2030 (a)	510,000	515,051
		709,332
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	390,000	373,983
7.25%, 7/15/2028 (a)	985,000	1,006,281
		1,380,264
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	49,807
4.00%, 10/15/2030 (a)	290,000	252,341
Acushnet Co. 7.38%, 10/15/2028 (a)	730,000	750,750
Boyd Gaming Corp. 4.75%, 12/1/2027	548,000	521,614
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	577,000	532,888
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	285,000	290,555
4.63%, 10/15/2029 (a)	1,405,000	1,269,300
7.00%, 2/15/2030 (a)	655,000	662,075
6.50%, 2/15/2032 (a)	918,000	907,766
Carnival Corp.
5.75%, 3/1/2027 (a)	560,000	549,686
4.00%, 8/1/2028 (a)	1,000,000	918,570
10.50%, 6/1/2030 (a)	390,000	423,923
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	765,000	828,219
Cedar Fair LP
6.50%, 10/1/2028	933,000	931,288
5.25%, 7/15/2029	250,000	235,504
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,874
5.75%, 5/1/2028 (a)	285,000	282,391
3.75%, 5/1/2029 (a)	345,000	312,624
4.88%, 1/15/2030	1,220,000	1,153,472
McDonald's Corp. 5.45%, 8/14/2053	430,000	417,366
MGM Resorts International
4.63%, 9/1/2026	355,000	344,380
5.50%, 4/15/2027	726,000	714,013
6.50%, 4/15/2032	690,000	674,692

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
5.38%, 7/15/2027 (a)	805,000	788,726
8.25%, 1/15/2029 (a)	1,107,000	1,165,106
9.25%, 1/15/2029 (a)	1,117,000	1,189,808
7.25%, 1/15/2030 (a)	1,270,000	1,311,918
6.25%, 3/15/2032 (a)	285,000	283,701
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	255,000	255,164
6.63%, 5/1/2032 (a)	376,000	376,274
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	253,000	253,335
Starbucks Corp.
4.90%, 2/15/2031	350,000	344,624
4.80%, 2/15/2033	350,000	339,740
3.35%, 3/12/2050	5,000	3,409
Station Casinos LLC 4.50%, 2/15/2028 (a)	700,000	651,830
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	923,000	929,040
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	121,669
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	375,000	372,607
5.63%, 8/26/2028 (a)	200,000	187,063
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,905,000	1,791,545
7.13%, 2/15/2031 (a)	985,000	1,011,384
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	215,000	202,697
4.63%, 1/31/2032	1,025,000	933,646
		25,561,384
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	605,000	600,198
Newell Brands, Inc.
5.70%, 4/1/2026 (j)	1,265,000	1,249,085
6.63%, 9/15/2029	950,000	929,384
6.87%, 4/1/2036 (j)	310,000	275,256
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	970,000	869,823
		3,923,746
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	139,540
4.13%, 10/15/2030	755,000	668,588
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	950,000	876,382
4.38%, 3/31/2029 (a)	275,000	244,459
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	475,000	474,746
		2,403,715

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	548,000	541,335
4.50%, 2/15/2028 (a)	260,000	244,491
5.13%, 3/15/2028 (a)	425,000	405,006
Constellation Energy Generation LLC
3.25%, 6/1/2025	187,000	182,708
5.80%, 3/1/2033	35,000	35,548
6.25%, 10/1/2039	85,000	88,061
5.75%, 10/1/2041	1,120,000	1,089,314
5.60%, 6/15/2042	215,000	206,753
6.50%, 10/1/2053	2,115,000	2,258,522
5.75%, 3/15/2054	554,000	537,217
		5,588,955
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	630,149
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	122,105
4.75%, 6/15/2033	640,000	614,243
		736,348
Insurance — 0.4%
Alleghany Corp. 3.25%, 8/15/2051	50,000	33,520
Aon Corp. 5.35%, 2/28/2033	165,000	162,507
Aon North America, Inc. 5.75%, 3/1/2054	350,000	344,207
Athene Global Funding
1.45%, 1/8/2026 (a)	370,000	345,882
2.95%, 11/12/2026 (a)	44,000	41,347
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	120,878
3.85%, 3/15/2052	715,000	549,621
Cincinnati Financial Corp. 6.13%, 11/1/2034	200,000	208,030
CNA Financial Corp. 5.13%, 2/15/2034	280,000	267,837
CNO Global Funding 5.88%, 6/4/2027 (a)	1,000,000	1,002,449
Corebridge Global Funding 5.90%, 9/19/2028 (a)	140,000	142,276
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	22,776
F&G Annuities & Life, Inc. 6.50%, 6/4/2029 (k)	890,000	888,586
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	9,165
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	440,000	437,812
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	17,079
Guardian Life Global Funding 5.74%, 10/2/2028 (a)	500,000	512,010
High Street Funding Trust I 4.11%, 2/15/2028 (a)	641,000	602,357
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,178
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	305,000	295,212
MetLife, Inc.
4.13%, 8/13/2042	329,000	272,155
5.00%, 7/15/2052	350,000	320,384
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	880,000	867,014

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (a)	300,000	301,170
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	47,443
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	50,000	39,427
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	627,283
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	135,000	135,690
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	27,000	20,633
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	175,956
Principal Financial Group, Inc. 3.70%, 5/15/2029	235,000	217,682
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	396,065
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	546,386
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	30,613
3.91%, 12/7/2047	250,000	192,375
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	418,594
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	643,402
W R Berkley Corp. 3.55%, 3/30/2052	45,000	30,617
		11,327,618
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
4.80%, 5/15/2030	210,000	209,082
5.60%, 5/15/2053	515,000	521,815
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	420,000	420,726
		1,151,623
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	550,000	480,031
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	155,414
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	605,000	604,434
Twilio, Inc. 3.63%, 3/15/2029	510,000	455,783
		1,695,662
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	480,000	478,272
Hasbro, Inc. 3.90%, 11/19/2029	15,000	13,739
		492,011
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	120,000	108,546
Danaher Corp. 2.80%, 12/10/2051	300,000	188,013
		296,559
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,330,000	1,369,779
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	728,666
Hillenbrand, Inc. 3.75%, 3/1/2031	984,000	847,771
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	12,456
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	87,651
4.25%, 9/15/2027	300,000	291,632

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Terex Corp. 5.00%, 5/15/2029 (a)	275,000	258,638
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	630,000	649,188
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	676,872
Xylem, Inc. 1.95%, 1/30/2028	30,000	26,880
		4,949,533
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	483,816	452,670
Media — 1.4%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	445,000	351,529
Charter Communications Operating LLC
2.25%, 1/15/2029	1,265,000	1,074,748
2.30%, 2/1/2032	1,250,000	958,199
6.65%, 2/1/2034	5,700,000	5,772,919
3.50%, 6/1/2041	85,000	57,113
3.50%, 3/1/2042	535,000	355,736
3.70%, 4/1/2051	40,000	24,484
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	1,662,000	1,570,091
Comcast Corp.
2.65%, 2/1/2030	2,230,000	1,957,725
4.25%, 10/15/2030	1,344,000	1,279,382
1.50%, 2/15/2031	450,000	358,492
5.30%, 6/1/2034	540,000	539,578
3.90%, 3/1/2038	515,000	435,021
3.25%, 11/1/2039	813,000	621,513
2.80%, 1/15/2051	2,300,000	1,409,989
2.89%, 11/1/2051	1,520,000	945,494
4.05%, 11/1/2052	500,000	386,846
5.35%, 5/15/2053	3,425,000	3,260,756
2.94%, 11/1/2056	3,348,000	2,012,118
CSC Holdings LLC
5.38%, 2/1/2028 (a)	470,000	330,080
6.50%, 2/1/2029 (a)	1,570,000	1,062,297
4.50%, 11/15/2031 (a)	200,000	122,336
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	897,696
Discovery Communications LLC 4.00%, 9/15/2055	45,000	28,796
DISH DBS Corp.
5.88%, 11/15/2024	1,356,000	1,291,231
5.25%, 12/1/2026 (a)	175,000	139,357
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,623,661
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	550,000	519,055
Gray Television, Inc.
10.50%, 7/15/2029 (a)	720,000	715,225
4.75%, 10/15/2030 (a)	100,000	56,889
5.38%, 11/15/2031 (a)	135,000	74,973
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,200,000	918,337
8.38%, 5/1/2027	25,000	9,032

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.25%, 8/15/2027 (a)	260,000	143,627
Lamar Media Corp.
3.75%, 2/15/2028	215,000	200,422
4.00%, 2/15/2030	600,000	539,643
News Corp. 3.88%, 5/15/2029 (a)	685,000	621,571
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	785,000	740,948
4.75%, 11/1/2028 (a)	565,000	498,336
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	461,000	442,704
7.38%, 2/15/2031 (a)	455,000	470,221
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	173,379
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	74,678
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	101,725
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	104,464
4.00%, 7/15/2028 (a)	3,820,000	3,419,520
5.50%, 7/1/2029 (a)	160,000	148,602
4.13%, 7/1/2030 (a)	792,000	663,814
Stagwell Global LLC 5.63%, 8/15/2029 (a)	520,000	475,981
TEGNA, Inc.
4.63%, 3/15/2028	548,000	496,357
5.00%, 9/15/2029	1,007,000	884,940
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	540,000	521,694
7.38%, 6/30/2030 (a)	730,000	691,771
Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	37,000	36,928
		43,612,023
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	920,000	909,299
6.13%, 5/15/2028 (a)	500,000	498,985
ATI, Inc.
5.88%, 12/1/2027	460,000	451,690
7.25%, 8/15/2030	250,000	255,928
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	97,594
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	632,568
Carpenter Technology Corp. 6.38%, 7/15/2028	795,000	793,726
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	635,000	629,094
4.63%, 3/1/2029 (a)	310,000	290,161
6.75%, 4/15/2030 (a)	280,000	276,806
Corp. Nacional del Cobre de Chile (Chile)
6.44%, 1/26/2036 (a)	237,000	241,147
6.30%, 9/8/2053 (a)	200,000	195,563
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	100,000	94,991

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
5.88%, 4/15/2030 (a)	135,000	130,946
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	231,000	220,965
5.40%, 11/14/2034	183,000	178,471
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	37,920
6.13%, 10/6/2028 (a)	2,000,000	2,044,364
2.50%, 9/1/2030 (a)	37,000	31,091
2.85%, 4/27/2031 (a)	435,000	366,420
5.63%, 4/4/2034 (a)	4,520,000	4,440,371
Newmont Corp. 5.75%, 11/15/2041 (a)	300,000	300,608
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	19,469
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	311,354
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	20,000	18,247
United States Steel Corp. 6.88%, 3/1/2029	147,000	147,001
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	20,000	17,948
6.13%, 6/12/2033	365,000	364,954
		13,997,681
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	960,372
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	730,000	725,989
		1,686,361
Multi-Utilities — 0.5%
Ameren Corp.
1.95%, 3/15/2027	20,000	18,286
3.50%, 1/15/2031	1,541,000	1,380,781
Ameren Illinois Co. 4.95%, 6/1/2033	750,000	729,933
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	182,301
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	191,571
Series A, 4.13%, 5/15/2049	491,000	385,976
Consumers Energy Co. 4.63%, 5/15/2033	365,000	348,390
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	410,000	423,268
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	630,000	639,061
DTE Energy Co. 4.88%, 6/1/2028	500,000	492,173
Engie SA (France)
5.25%, 4/10/2029 (a)	715,000	710,267
5.63%, 4/10/2034 (a)	935,000	932,343
NiSource, Inc. 5.25%, 3/30/2028	275,000	274,258
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	48,853
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200,000	197,548
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	137,852
5.45%, 6/1/2053	30,000	28,890

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	349,229
2.95%, 8/15/2051	170,000	109,793
5.35%, 4/1/2053	3,200,000	3,029,062
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	1,960,000	1,940,768
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	1,160,000	1,185,508
4.40%, 5/30/2047	100,000	81,541
Series 21A, 3.15%, 9/30/2051	710,000	447,926
WEC Energy Group, Inc. 5.60%, 9/12/2026	270,000	271,120
		14,536,698
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	39,733
5.15%, 4/15/2053	30,000	26,470
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	88,477
		154,680
Oil, Gas & Consumable Fuels — 3.0%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	250,000	211,677
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	430,000	425,105
5.75%, 1/15/2028 (a)	815,000	797,278
5.38%, 6/15/2029 (a)	485,000	464,833
Antero Resources Corp.
7.63%, 2/1/2029 (a)	1,023,000	1,053,802
5.38%, 3/1/2030 (a)	125,000	119,634
Apache Corp. 4.38%, 10/15/2028	179,000	168,378
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	855,000	874,550
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,014,000	1,057,422
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	849,075
7.00%, 7/15/2029 (a)	216,000	218,265
7.25%, 7/15/2032 (a)	160,000	163,017
BP Capital Markets America, Inc.
2.72%, 1/12/2032	557,000	472,350
4.81%, 2/13/2033	3,760,000	3,636,590
4.89%, 9/11/2033	710,000	689,293
3.00%, 2/24/2050	174,000	113,315
2.94%, 6/4/2051	67,000	42,677
3.00%, 3/17/2052	1,085,000	700,696
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	155,000	146,244
Buckeye Partners LP
3.95%, 12/1/2026	795,000	756,191
4.13%, 12/1/2027	175,000	162,292
California Resources Corp. 7.13%, 2/1/2026 (a)	325,000	326,641
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	16,139

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,169,000	1,110,929
4.00%, 3/1/2031	3,000,000	2,703,765
5.75%, 8/15/2034 (a)	2,225,000	2,210,162
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	650,000	639,160
6.75%, 4/15/2029 (a)	1,175,000	1,178,083
Chord Energy Corp. 6.38%, 6/1/2026 (a)	730,000	728,829
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	290,000	304,351
8.63%, 11/1/2030 (a)	1,040,000	1,112,469
8.75%, 7/1/2031 (a)	1,467,000	1,566,190
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	360,000	366,945
6.50%, 8/15/2043 (a)	210,000	218,982
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	1,165,000	1,126,887
5.88%, 1/15/2030 (a)	35,000	32,263
ConocoPhillips Co.
3.80%, 3/15/2052	610,000	455,632
5.55%, 3/15/2054	2,340,000	2,304,720
Coterra Energy, Inc. 3.90%, 5/15/2027	30,000	28,782
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,495,000	1,582,795
Diamondback Energy, Inc. 5.40%, 4/18/2034	452,000	445,556
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,180,000	1,079,053
4.38%, 6/15/2031 (a)	180,000	161,683
4.30%, 4/15/2032 (a)	80,000	71,877
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	257,000	250,093
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	970,000	964,160
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	1,025,000	1,101,570
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	415,000	423,095
Energy Transfer LP
4.15%, 9/15/2029	1,150,000	1,084,984
5.75%, 2/15/2033	450,000	449,932
5.95%, 5/15/2054	1,000,000	962,107
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	520,000	514,182
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	147,744
EnLink Midstream LLC 5.38%, 6/1/2029	947,000	921,354
EnLink Midstream Partners LP
4.85%, 7/15/2026	645,000	630,629
5.60%, 4/1/2044	404,000	354,671
Enterprise Products Operating LLC Series H, 6.65%, 10/15/2034	530,000	580,041
EQM Midstream Partners LP
4.13%, 12/1/2026	420,000	403,552
7.50%, 6/1/2027 (a)	1,245,000	1,272,000
6.50%, 7/1/2027 (a)	405,000	408,397

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 7/15/2028	365,000	357,904
4.50%, 1/15/2029 (a)	215,000	200,373
4.75%, 1/15/2031 (a)	335,000	307,627
Exxon Mobil Corp.
4.23%, 3/19/2040	750,000	662,469
3.10%, 8/16/2049	220,000	149,908
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	12,337
4.32%, 12/30/2039 (a)	20,000	14,425
Genesis Energy LP
8.00%, 1/15/2027	385,000	392,361
7.75%, 2/1/2028	630,000	632,769
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	477,000	456,724
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	364,000	342,474
Greensaif Pipelines Bidco SARL (Saudi Arabia) 6.51%, 2/23/2042 (a)	400,000	410,740
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	950,000	963,023
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	530,000	537,188
Hess Corp. 4.30%, 4/1/2027	1,350,000	1,314,096
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	104,338
5.50%, 10/15/2030 (a)	275,000	263,938
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,384,000	1,336,941
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,101,499
5.88%, 6/15/2030 (a)	3,259,000	3,175,857
Matador Resources Co. 6.50%, 4/15/2032 (a)	860,000	858,324
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	430,000	417,330
MPLX LP
2.65%, 8/15/2030	470,000	401,458
5.50%, 6/1/2034	1,220,000	1,193,279
4.95%, 3/14/2052	55,000	46,833
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	273,000	277,900
8.38%, 2/15/2032 (a)	428,000	435,896
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	603,063
NuStar Logistics LP
5.75%, 10/1/2025	250,000	248,487
5.63%, 4/28/2027	395,000	389,053
Occidental Petroleum Corp. 6.20%, 3/15/2040	1,255,000	1,262,780
Ovintiv, Inc. 6.25%, 7/15/2033	274,000	281,301
Permian Resources Operating LLC
5.38%, 1/15/2026 (a)	315,000	311,181
7.75%, 2/15/2026 (a)	295,000	297,558
5.88%, 7/1/2029 (a)	910,000	891,781
9.88%, 7/15/2031 (a)	275,000	304,269
7.00%, 1/15/2032 (a)	370,000	377,996
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	300,000	292,620

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.35%, 2/12/2028	300,000	264,600
10.00%, 2/7/2033	1,100,000	1,107,700
7.69%, 1/23/2050	800,000	580,720
Phillips 66 4.65%, 11/15/2034	330,000	305,974
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50,000	46,777
1.90%, 8/15/2030	2,330,000	1,947,351
Raizen Fuels Finance SA (Brazil) 6.45%, 3/5/2034 (a)	245,000	247,967
Range Resources Corp.
4.88%, 5/15/2025	45,000	44,613
8.25%, 1/15/2029	1,275,000	1,324,710
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	385,000	374,267
4.95%, 7/15/2029 (a)	465,000	430,703
4.80%, 5/15/2030 (a)	440,000	401,918
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	90,000	89,821
5.00%, 3/15/2027	1,225,000	1,214,783
4.50%, 5/15/2030	894,000	853,904
SM Energy Co.
6.75%, 9/15/2026	250,000	249,615
6.63%, 1/15/2027	605,000	601,480
Southwestern Energy Co.
5.70%, 1/23/2025 (j)	2,000	1,991
8.38%, 9/15/2028	305,000	314,914
5.38%, 2/1/2029	1,215,000	1,168,487
5.38%, 3/15/2030	370,000	355,905
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	88,713
Sunoco LP
6.00%, 4/15/2027	185,000	183,378
5.88%, 3/15/2028	430,000	423,006
7.00%, 5/1/2029 (a)	200,000	204,222
4.50%, 5/15/2029	180,000	165,176
4.50%, 4/30/2030	815,000	735,622
7.25%, 5/1/2032 (a)	480,000	491,416
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	395,000	386,762
5.50%, 1/15/2028 (a)	55,000	52,460
7.38%, 2/15/2029 (a)	330,000	330,877
6.00%, 12/31/2030 (a)	865,000	815,211
6.00%, 9/1/2031 (a)	40,000	37,465
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	196,583
3.46%, 7/12/2049	424,000	307,260
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	1,400,000	1,383,827
5.64%, 4/5/2064	2,705,000	2,693,041

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,300,000	1,207,717
4.75%, 5/15/2038	500,000	453,668
5.10%, 3/15/2049	48,000	43,407
Valero Energy Corp. 2.15%, 9/15/2027	25,000	22,621
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	570,000	513,345
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,280,000	3,352,142
9.50%, 2/1/2029 (a)	1,355,000	1,469,526
8.38%, 6/1/2031 (a)	415,000	427,948
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	450,000	456,910
		93,361,691
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,096,667	1,086,303
7.25%, 2/15/2028 (a)	225,000	224,674
5.75%, 4/20/2029 (a)	1,375,000	1,329,714
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	24,371	24,196
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,023,750	1,024,730
United Airlines Holdings, Inc. 4.88%, 1/15/2025	16,000	15,884
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	6,664	5,950
United Airlines, Inc. 4.63%, 4/15/2029 (a)	695,000	642,389
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	480,000	436,555
		4,790,395
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	545,000	529,824
4.13%, 4/1/2029 (a)	70,000	63,728
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	258,000	225,140
Kenvue, Inc. 5.10%, 3/22/2043	300,000	289,307
		1,107,999
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC (United Kingdom) 4.88%, 3/3/2033	500,000	493,092
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	370,000	300,119
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	245,040
8.50%, 1/31/2027 (a)	88,000	63,748
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,357,000	1,279,773
5.75%, 8/15/2027 (a)	30,000	23,700
4.88%, 6/1/2028 (a)	280,000	205,100
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	517,161
5.20%, 2/22/2034	1,760,000	1,748,633
4.13%, 6/15/2039	629,000	543,993
2.35%, 11/13/2040	480,000	317,198

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.70%, 3/15/2052	975,000	712,610
5.55%, 2/22/2054	1,870,000	1,841,132
3.90%, 3/15/2062	180,000	129,665
6.40%, 11/15/2063	520,000	567,161
5.65%, 2/22/2064	600,000	586,301
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	683,046
Merck & Co., Inc.
5.00%, 5/17/2053	235,000	219,733
5.15%, 5/17/2063	425,000	401,265
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	646,578
5.13%, 4/30/2031 (a)	750,000	662,780
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	522,128
5.30%, 5/19/2053	1,275,000	1,218,937
5.34%, 5/19/2063	3,600,000	3,382,867
Pfizer, Inc. 4.40%, 5/15/2044	500,000	444,724
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	1,620,000	1,654,653
4.99%, 3/8/2034 (a)	380,000	375,660
Royalty Pharma plc 1.20%, 9/2/2025	166,000	157,164
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	990,467
3.03%, 7/9/2040	400,000	293,190
Zoetis, Inc.
2.00%, 5/15/2030	435,000	363,263
5.60%, 11/16/2032	214,000	218,520
		21,809,401
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	105,000	72,049
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	63,778
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	192,209
		328,036
Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	30,439
Camden Property Trust
5.85%, 11/3/2026	400,000	404,625
3.15%, 7/1/2029	130,000	117,488
ERP Operating LP 3.25%, 8/1/2027	191,000	180,025
Essex Portfolio LP 2.65%, 3/15/2032	535,000	436,962
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	96,598
UDR, Inc. 2.10%, 8/1/2032	45,000	34,803
		1,300,940
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	37,323

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
5.60%, 10/15/2033	100,000	99,563
5.50%, 6/15/2034	220,000	217,035
Realty Income Corp.
4.13%, 10/15/2026	44,000	42,865
3.25%, 1/15/2031	279,000	246,464
Regency Centers LP 3.70%, 6/15/2030	685,000	625,865
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	150,000	147,610
3.25%, 10/28/2025 (a)	160,000	154,910
		1,571,635
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	885,000	884,899
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	750,000	774,773
Broadcom, Inc. 3.14%, 11/15/2035 (a)	1,465,000	1,164,502
Entegris, Inc.
4.38%, 4/15/2028 (a)	460,000	430,293
3.63%, 5/1/2029 (a)	180,000	159,932
5.95%, 6/15/2030 (a)	690,000	679,196
Intel Corp. 5.70%, 2/10/2053	921,000	901,029
KLA Corp.
4.65%, 7/15/2032	440,000	426,355
5.00%, 3/15/2049	100,000	93,005
3.30%, 3/1/2050	280,000	196,604
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	559,568
2.95%, 4/15/2031	85,000	72,776
NVIDIA Corp. 3.50%, 4/1/2040	100,000	82,695
NXP BV (China)
3.25%, 5/11/2041	270,000	195,836
3.13%, 2/15/2042	330,000	231,960
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	52,243
4.50%, 5/20/2052	415,000	357,613
Synaptics, Inc. 4.00%, 6/15/2029 (a)	485,000	434,350
Texas Instruments, Inc. 5.05%, 5/18/2063	1,931,000	1,799,900
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	808,224
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	331,431
		10,637,184
Software — 0.3%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	220,000	204,851
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	238,105
Elastic NV 4.13%, 7/15/2029 (a)	695,000	621,402
Intuit, Inc.
5.20%, 9/15/2033	541,000	540,078
5.50%, 9/15/2053	580,000	578,657
Microsoft Corp.
1.35%, 9/15/2030 (a)	230,000	187,470

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
2.50%, 9/15/2050 (a)	300,000	185,395
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,145,000	1,071,439
5.13%, 4/15/2029 (a)	270,000	250,700
Oracle Corp.
2.65%, 7/15/2026	583,000	550,542
2.30%, 3/25/2028	15,000	13,496
3.80%, 11/15/2037	1,150,000	945,589
3.65%, 3/25/2041	115,000	88,141
3.95%, 3/25/2051	375,000	276,258
4.38%, 5/15/2055	305,000	237,407
RingCentral, Inc. 8.50%, 8/15/2030 (a)	705,000	737,742
Roper Technologies, Inc. 1.75%, 2/15/2031	355,000	284,114
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	980,000	959,772
VMware LLC 4.65%, 5/15/2027	285,000	279,533
Workday, Inc. 3.70%, 4/1/2029	172,000	160,994
		8,411,685
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	77,707
5.20%, 2/15/2029	600,000	595,511
5.90%, 11/15/2033	100,000	102,186
2.95%, 1/15/2051	25,000	15,521
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	252,509
Equinix, Inc. 3.90%, 4/15/2032	80,000	72,178
Extra Space Storage LP 2.20%, 10/15/2030	88,000	72,051
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	455,000	438,875
5.00%, 7/15/2028 (a)	610,000	578,831
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	73,683
5.10%, 8/1/2033	304,000	299,890
SBA Communications Corp. 3.13%, 2/1/2029	930,000	818,227
		3,397,169
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	280,528
4.63%, 11/15/2029 (a)	625,000	575,011
AutoZone, Inc. 1.65%, 1/15/2031	500,000	398,362
Bath & Body Works, Inc.
5.25%, 2/1/2028	175,000	170,047
7.50%, 6/15/2029	923,000	947,642
6.88%, 11/1/2035	950,000	958,126
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	430,000	372,120
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	483,000	440,940
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	623,048

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
4.50%, 9/15/2032	540,000	522,739
4.25%, 4/1/2046	301,000	252,089
3.63%, 4/15/2052	805,000	590,736
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	480,000	427,520
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	137,743
5.63%, 4/15/2053	1,350,000	1,306,235
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	58,556
4.70%, 6/15/2032	90,000	86,258
Penske Automotive Group, Inc. 3.75%, 6/15/2029	769,000	683,872
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,350,000	1,253,751
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	615,000	552,557
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	700,000	695,972
Staples, Inc.
10.75%, 4/15/2027 (a)	23,000	20,477
10.75%, 9/1/2029 (a) (k)	1,365,000	1,320,783
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	150,920
		12,826,032
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.38%, 5/13/2045	429,000	382,601
2.65%, 2/8/2051	1,140,000	716,934
2.70%, 8/5/2051	670,000	422,970
2.85%, 8/5/2061	750,000	460,714
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	137,302
3.13%, 7/15/2029	335,000	286,909
8.25%, 12/15/2029 (a)	924,000	988,415
4.13%, 1/15/2031	114,000	100,058
8.50%, 7/15/2031 (a)	600,000	640,107
9.63%, 12/1/2032	140,000	158,585
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	464,920
		4,759,515
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	130,000	126,112
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	201,314
		327,426
Tobacco — 0.4%
Altria Group, Inc. 2.45%, 2/4/2032	480,000	385,783
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	932,234
4.39%, 8/15/2037	479,000	404,093
4.54%, 8/15/2047	443,000	344,076
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	426,725

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
5.75%, 11/17/2032	820,000	836,885
5.38%, 2/15/2033	1,545,000	1,532,251
5.63%, 9/7/2033	3,140,000	3,166,016
5.25%, 2/13/2034	2,970,000	2,908,945
4.38%, 11/15/2041	345,000	290,444
		11,227,452
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC 4.13%, 8/1/2025 (a)	110,000	107,639
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	765,000	765,679
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	645,000	665,438
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	817,000	797,637
Imola Merger Corp. 4.75%, 5/15/2029 (a)	740,000	688,782
United Rentals North America, Inc.
4.88%, 1/15/2028	1,245,000	1,198,513
5.25%, 1/15/2030	1,195,000	1,147,148
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	1,460,000	1,487,289
6.38%, 3/15/2029 (a)	1,015,000	1,018,715
6.63%, 3/15/2032 (a)	300,000	301,456
		8,178,296
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	212,000	176,162
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	493,490
5.45%, 3/1/2054	420,000	405,441
		898,931
Wireless Telecommunication Services — 0.3%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	73,998
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	185,000	125,320
6.63%, 8/1/2026	215,000	87,613
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	40,000	32,580
Sprint LLC 7.63%, 3/1/2026	71,000	72,879
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,105,365
2.63%, 2/15/2029	1,493,000	1,326,223
3.38%, 4/15/2029	3,835,000	3,509,777
5.20%, 1/15/2033	750,000	738,191
5.05%, 7/15/2033	355,000	345,657
5.65%, 1/15/2053	500,000	491,956
United States Cellular Corp. 6.70%, 12/15/2033	662,000	696,805
		9,606,364
Total Corporate Bonds (Cost $898,989,592)		895,868,612

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 27.4%
Cumberland 3PK , 5.33%, 5/1/2033 ‡ (k)	10,000,000	10,191,741
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	61,350	58,982
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,493,645
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,101,796
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,533,291
Pool # N31271, 4.50%, 1/1/2036	12,506	11,895
Pool # RE0003, 4.00%, 7/1/2049	2,174,365	2,009,945
Pool # RE6055, 2.50%, 8/1/2050	13,466,254	10,677,916
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	888,862	736,542
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	13,756,814	11,738,066
Pool # QA5045, 4.00%, 11/1/2049	42,668	39,286
Pool # RA1983, 3.00%, 2/1/2050	4,023,461	3,441,259
Pool # QB1397, 2.50%, 7/1/2050	2,106,646	1,704,898
Pool # SD8089, 2.50%, 7/1/2050	4,189,587	3,417,378
Pool # QB1686, 2.50%, 8/1/2050	3,364,930	2,751,284
Pool # QB2772, 2.50%, 8/1/2050	2,192,699	1,791,518
Pool # SI2064, 3.00%, 8/1/2050	4,616,946	3,934,597
Pool # RA5422, 3.00%, 6/1/2051	8,212,705	6,960,432
Pool # QC7968, 2.50%, 10/1/2051	3,993,706	3,260,008
Pool # RA6228, 2.50%, 11/1/2051	4,922,566	4,017,142
Pool # RA6222, 3.00%, 11/1/2051	3,300,551	2,782,094
Pool # SD2968, 2.00%, 12/1/2051 (k)	6,397,637	4,983,160
Pool # RA6359, 2.50%, 12/1/2051	4,737,349	3,837,016
Pool # RA6617, 2.50%, 1/1/2052	6,810,008	5,550,123
Pool # RA6815, 2.50%, 2/1/2052	1,481,486	1,209,772
Pool # SD3770, 2.50%, 3/1/2052	2,219,348	1,798,580
Pool # SD2301, 3.50%, 3/1/2052	1,297,325	1,146,138
Pool # SD7554, 2.50%, 4/1/2052	6,849,058	5,628,868
Pool # SD1464, 3.00%, 5/1/2052	988,666	834,269
Pool # SD3781, 4.00%, 7/1/2052	5,168,144	4,699,982
Pool # SD1303, 4.50%, 7/1/2052	1,463,664	1,372,065
Pool # SD4181, 3.50%, 8/1/2052	5,694,936	5,028,644
Pool # QE8091, 4.00%, 8/1/2052	1,655,924	1,505,761
Pool # SD1725, 4.00%, 10/1/2052	1,843,083	1,675,660
Pool # QF3433, 5.00%, 11/1/2052	1,930,248	1,869,991
Pool # RA8766, 5.00%, 3/1/2053	1,872,717	1,803,900
Pool # SD3567, 4.50%, 5/1/2053	3,841,812	3,603,023
Pool # RA9669, 5.00%, 8/1/2053	3,696,057	3,557,747
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 6/25/2054 (k)	1,825,000	1,656,101
TBA, 5.00%, 6/25/2054 (k)	35,000,000	33,682,769
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	3,353,597	3,236,269
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	294,745	281,126
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	86,386	80,885
Pool # AL4244, 4.00%, 7/1/2042	98,930	92,897
Pool # BM1164, 3.50%, 12/1/2045	71,745	64,337

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3073, 4.50%, 7/1/2047	16,674	15,939
Pool # BK4769, 5.00%, 8/1/2048	294,964	290,119
Pool # BN5013, 5.00%, 1/1/2049	109,255	107,048
Pool # BO1073, 4.50%, 6/1/2049	13,003	12,272
Pool # BO3039, 3.00%, 7/1/2049	156,605	132,013
Pool # BN6475, 4.00%, 7/1/2049	7,603	7,003
Pool # BO2562, 4.00%, 7/1/2049	68,605	63,285
Pool # BO4519, 4.00%, 8/1/2049	3,420	3,141
Pool # BO2203, 3.50%, 9/1/2049	218,923	195,114
Pool # FS1186, 3.50%, 1/1/2050	1,595,466	1,405,409
Pool # FM3365, 3.00%, 3/1/2050	2,750,604	2,352,063
Pool # CA5702, 2.50%, 5/1/2050	1,250,395	1,028,513
Pool # CA6587, 2.00%, 8/1/2050	1,999,979	1,563,937
Pool # CA6989, 2.50%, 9/1/2050	4,483,420	3,695,364
Pool # FM5179, 2.00%, 12/1/2050	14,295,435	11,178,588
Pool # BQ4516, 2.00%, 2/1/2051	7,869,884	6,111,614
Pool # CB0397, 3.00%, 5/1/2051	1,001,727	851,189
Pool # FS5384, 2.50%, 6/1/2051	5,655,023	4,645,439
Pool # BT2415, 2.50%, 7/1/2051 (k)	6,523,026	5,292,329
Pool # FM7957, 2.50%, 7/1/2051	14,822,895	12,115,150
Pool # CB1401, 3.00%, 8/1/2051	5,537,050	4,717,010
Pool # CB1406, 3.00%, 8/1/2051	13,973,726	11,873,672
Pool # CB1411, 3.00%, 8/1/2051	3,737,057	3,175,473
Pool # BU0070, 2.50%, 10/1/2051	882,599	715,209
Pool # FM9198, 2.50%, 11/1/2051	6,113,805	5,015,168
Pool # FS5389, 2.50%, 11/1/2051	2,702,713	2,208,058
Pool # FS0009, 3.50%, 11/1/2051	3,004,804	2,647,456
Pool # FM9961, 3.00%, 12/1/2051	451,036	379,757
Pool # MA4494, 3.00%, 12/1/2051	3,925,232	3,319,530
Pool # FS4108, 4.00%, 12/1/2051	3,727,257	3,394,837
Pool # CB2637, 2.50%, 1/1/2052	446,398	362,377
Pool # FS0374, 2.50%, 1/1/2052 (k)	17,676,676	14,460,808
Pool # BV0273, 3.00%, 1/1/2052	273,826	230,811
Pool # CB2670, 3.00%, 1/1/2052	416,638	351,177
Pool # CB2869, 2.50%, 2/1/2052	8,826,646	7,137,523
Pool # MA4548, 2.50%, 2/1/2052	6,241,664	5,055,478
Pool # BV3930, 3.00%, 2/1/2052	537,879	453,493
Pool # BV0295, 3.50%, 2/1/2052	557,205	498,065
Pool # FS7119, 2.50%, 3/1/2052	6,868,749	5,589,467
Pool # FS7150, 2.50%, 3/1/2052	8,846,751	7,227,570
Pool # FS7942, 2.50%, 3/1/2052	8,500,000	6,965,017
Pool # FS0957, 3.00%, 3/1/2052	259,814	218,857
Pool # FS1954, 3.00%, 3/1/2052	1,689,912	1,453,506
Pool # FS4393, 3.00%, 3/1/2052	3,160,848	2,663,319
Pool # CB3132, 3.50%, 3/1/2052	2,825,785	2,478,271
Pool # FS1538, 3.00%, 4/1/2052	8,544,086	7,261,331
Pool # CB3378, 4.00%, 4/1/2052	3,156,419	2,869,841
Pool # CB3384, 4.00%, 4/1/2052	7,731,678	7,030,114
Pool # BW6017, 3.50%, 5/1/2052	580,308	513,792

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB3608, 3.50%, 5/1/2052	4,741,105	4,160,596
Pool # FS2588, 4.50%, 8/1/2052	1,552,844	1,455,723
Pool # FS3536, 4.50%, 8/1/2052	1,840,145	1,723,917
Pool # CB4830, 4.50%, 9/1/2052	1,391,393	1,304,740
Pool # FS3829, 4.50%, 9/1/2052	1,315,823	1,233,527
Pool # CB4628, 5.00%, 9/1/2052	2,196,641	2,116,375
Pool # FS2982, 5.00%, 9/1/2052	2,818,895	2,719,012
Pool # CB4837, 5.00%, 10/1/2052	1,464,839	1,421,154
Pool # BX0627, 5.00%, 11/1/2052	1,837,910	1,779,436
Pool # CB5413, 4.00%, 12/1/2052	1,943,668	1,769,113
Pool # CB5428, 4.50%, 12/1/2052	1,950,871	1,834,296
Pool # BX3808, 5.00%, 3/1/2053	948,760	919,726
Pool # BX3811, 5.00%, 3/1/2053	1,564,235	1,508,635
Pool # CB5896, 5.00%, 3/1/2053	1,803,606	1,740,928
Pool # BX3824, 5.50%, 3/1/2053	340,786	336,046
Pool # CB5907, 5.50%, 3/1/2053	1,073,385	1,062,683
Pool # BY4714, 5.00%, 6/1/2053	3,137,962	3,020,652
Pool # BY4776, 5.00%, 7/1/2053	2,949,040	2,838,655
Pool # BY4736, 5.50%, 7/1/2053	2,788,276	2,749,494
Pool # BY7218, 5.00%, 9/1/2053	1,545,888	1,487,958
Pool # DB3630, 5.50%, 6/1/2054	1,985,000	1,953,015
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	136,003	132,301
Pool # AM0414, 2.87%, 9/1/2027	390,746	365,940
Pool # AN7560, 2.90%, 12/1/2027	178,650	166,685
Pool # BS8981, 5.04%, 2/1/2029	3,822,000	3,841,502
Pool # BL2367, 3.48%, 5/1/2029	524,649	492,174
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,354,718
Pool # AN6730, 3.01%, 9/1/2029	1,984,495	1,820,355
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,737,357
Pool # BS7011, 4.81%, 9/1/2029	2,962,206	2,934,770
Pool # BS8075, 5.00%, 9/1/2029	1,500,000	1,507,115
Pool # BS1577, 1.82%, 2/1/2030	841,620	717,395
Pool # BS6827, 4.19%, 5/1/2030	902,494	870,418
Pool # BS4878, 2.44%, 6/1/2030	583,476	511,207
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,395,228
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,580,747
Pool # 387898, 3.71%, 8/1/2030	729,914	681,856
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,378,981
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,678,367
Pool # BS5985, 3.99%, 11/1/2030	423,025	402,074
Pool # BS8033, 4.43%, 11/1/2030	3,090,000	3,012,348
Pool # BS8306, 4.52%, 12/1/2030	2,970,027	2,909,707
Pool # BS9296, 4.80%, 12/1/2030	2,505,000	2,491,929
Pool # BL9645, 1.50%, 1/1/2031	100,000	80,824
Pool # BL9627, 1.56%, 1/1/2031	500,000	405,828
Pool # BS1731, 1.82%, 1/1/2031	952,942	795,106
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,206,691
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	967,811

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	794,465
Pool # BS4116, 2.28%, 10/1/2031	762,253	640,298
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,217,512
Pool # BM6857, 1.83%, 12/1/2031 (i)	23,434,365	19,019,417
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,536,720
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	900,554
Pool # BS3464, 2.03%, 1/1/2032	1,112,000	912,078
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,643,814
Pool # BM7037, 1.75%, 3/1/2032 (i)	1,098,839	884,311
Pool # BS4654, 2.39%, 3/1/2032	1,438,669	1,216,725
Pool # BL6367, 1.82%, 4/1/2032	323,287	263,099
Pool # BS5130, 2.55%, 4/1/2032	481,240	412,876
Pool # BS5463, 3.34%, 5/1/2032	1,735,064	1,565,324
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,068,032
Pool # BS5195, 2.80%, 6/1/2032	2,040,460	1,756,099
Pool # BS5875, 3.66%, 6/1/2032	2,100,599	1,920,260
Pool # BS6301, 3.67%, 8/1/2032	945,000	864,447
Pool # BS6385, 3.89%, 8/1/2032	2,433,047	2,273,597
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,446,861
Pool # BS6502, 3.41%, 9/1/2032	2,942,926	2,661,450
Pool # BS6335, 3.75%, 9/1/2032	1,030,000	953,213
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	975,506
Pool # BS6347, 4.03%, 9/1/2032	350,000	324,273
Pool # BS6417, 3.83%, 10/1/2032	2,596,217	2,405,119
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,327,819
Pool # BS6759, 3.97%, 10/1/2032	885,983	831,619
Pool # BL8708, 1.40%, 11/1/2032	200,000	152,387
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	962,707
Pool # BS6849, 4.23%, 11/1/2032	783,167	747,711
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,263,332
Pool # BS6994, 4.85%, 11/1/2032	661,000	657,530
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,253,303
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,014,634
Pool # BS7663, 4.71%, 1/1/2033	1,992,312	1,963,326
Pool # AN8257, 3.26%, 2/1/2033	945,007	842,374
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,151,832
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,325,862
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	928,280
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,879,088
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,897,733
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,667,759
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,937,516
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,477,350
Pool # BS8250, 4.51%, 5/1/2033	1,742,954	1,694,754
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,945,685
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,903,962
Pool # AN6000, 3.21%, 7/1/2033	949,371	837,430
Pool # AN9725, 3.76%, 7/1/2033	99,597	91,842
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,493,488

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,914,979
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,918,733
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,029,385
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,183,427
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,889,247
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,177,528
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,680,071
Pool # BS4197, 2.14%, 12/1/2033	496,069	400,486
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,738,318
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,109,463
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,451,866
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	19,483,442
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,517,078
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,768,227
Pool # BL3756, 2.92%, 9/1/2034	5,000,000	4,240,793
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	913,855
Pool # BL3772, 2.92%, 10/1/2034	697,365	595,819
Pool # BS5018, 2.88%, 10/1/2035	750,000	609,700
Pool # AN7345, 3.21%, 11/1/2037	612,667	525,039
Pool # MA1072, 3.50%, 5/1/2042	9,092	8,290
Pool # BF0533, 2.50%, 11/1/2050	1,143,054	933,586
Pool # BF0230, 5.50%, 1/1/2058	367,852	373,424
Pool # BF0300, 4.00%, 8/1/2058	5,369,510	4,927,115
Pool # BF0400, 4.00%, 8/1/2059	597,897	541,993
Pool # BF0497, 3.00%, 7/1/2060	65,291	53,309
Pool # BF0520, 3.00%, 1/1/2061	2,986,791	2,500,596
Pool # BF0560, 2.50%, 9/1/2061	825,071	654,476
Pool # BF0562, 3.50%, 9/1/2061	787,500	678,875
Pool # BF0583, 4.00%, 12/1/2061	838,005	751,243
Pool # BF0586, 5.00%, 12/1/2061	810,123	783,492
Pool # BF0617, 2.50%, 3/1/2062	3,054,974	2,393,004
Pool # BF0759, 2.50%, 5/1/2062 (k)	7,690,367	6,021,587
Pool # BF0677, 4.00%, 9/1/2062	2,895,876	2,596,088
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2054 (k)	86,840,000	70,110,169
TBA, 3.00%, 6/25/2054 (k)	16,000,000	13,452,345
TBA, 5.50%, 6/25/2054 (k)	33,000,000	32,464,702
TBA, 6.00%, 6/25/2054 (k)	15,000,000	15,020,601
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	4,219,594	3,871,583
Pool # CO1928, 5.50%, 10/15/2052	1,253,733	1,300,974
Pool # CR2369, 6.00%, 1/15/2053	1,785,325	1,895,659
GNMA II
Pool # CH4945, ARM, 6.50%, 10/20/2071 (i)	6,373,161	6,545,238
Pool # CE9366, ARM, 6.51%, 10/20/2071 (i)	5,034,768	5,172,080
Pool # CH7776, ARM, 6.59%, 10/20/2071 (i)	6,044,653	6,238,390
Pool # CJ7125, ARM, 6.63%, 10/20/2071 (i)	475,265	490,939
Pool # CJ7141, ARM, 6.57%, 11/20/2071 (i)	443,677	457,485
Pool # CE9384, ARM, 6.64%, 11/20/2071 (i)	775,935	802,736

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CE5557, ARM, 6.75%, 11/20/2071 (i)	106,186	110,378
Pool # CK7234, ARM, 6.56%, 2/20/2072 (i)	6,324,125	6,521,811
Pool # CK2792, ARM, 6.74%, 3/20/2072 (i)	840,407	875,460
Pool # CO0363, ARM, 6.89%, 7/20/2072 (i)	787,871	830,130
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	32,447	30,783
Pool # BB3525, 4.00%, 9/20/2047	23,302	21,556
Pool # AY2413, 4.25%, 10/20/2048	1,475,302	1,380,083
Pool # BJ9820, 4.20%, 1/20/2049	1,155,140	1,062,105
Pool # BM2418, 4.00%, 8/20/2049	14,079	13,194
Pool # BN7049, 4.50%, 8/20/2049	128,066	122,433
Pool # BP7160, 4.50%, 9/20/2049	84,299	82,659
Pool # CH1162, 3.50%, 6/20/2050	217,295	201,266
Pool # CB8492, 3.50%, 1/20/2051	1,612,925	1,509,154
Pool # CB8531, 3.50%, 2/20/2051	709,002	650,987
Pool # CC9803, 4.00%, 4/20/2051	212,509	196,424
Pool # MA7534, 2.50%, 8/20/2051	4,117,308	3,432,656
Pool # CH1291, 3.50%, 9/20/2051	893,233	802,814
Pool # CH1293, 3.50%, 9/20/2051	2,548,492	2,336,378
Pool # CH1292, 3.50%, 10/20/2051	1,027,172	930,480
Pool # MA7705, 2.50%, 11/20/2051	5,679,909	4,735,263
Pool # CH7863, 3.50%, 12/20/2051	651,435	584,527
Pool # CI2080, 3.50%, 12/20/2051	779,874	686,489
Pool # CH0876, 3.00%, 1/20/2052	95,643	82,634
Pool # CH0877, 3.00%, 1/20/2052	265,620	229,490
Pool # CH0878, 3.00%, 1/20/2052	283,401	244,849
Pool # CJ3916, 3.00%, 1/20/2052	724,461	641,479
Pool # CK2608, 3.00%, 1/20/2052	437,076	378,362
Pool # CK4909, 3.00%, 1/20/2052	95,277	82,316
Pool # CK4916, 3.00%, 1/20/2052	192,260	166,107
Pool # CJ8184, 3.50%, 1/20/2052	599,026	534,616
Pool # CK4918, 3.50%, 1/20/2052	70,071	62,819
Pool # CK7137, 4.00%, 1/20/2052	454,779	412,183
Pool # CK2667, 3.00%, 2/20/2052	581,588	502,386
Pool # CK2672, 3.50%, 2/20/2052	574,361	514,553
Pool # CM2154, 3.00%, 3/20/2052	741,374	639,018
Pool # CM2278, 3.50%, 4/20/2052	818,516	733,175
Pool # CO4826, 5.00%, 6/20/2052	547,195	531,097
Pool # CO4847, 5.00%, 7/20/2052	832,571	808,076
Pool # MA8200, 4.00%, 8/20/2052	1,791,252	1,646,679
Pool # CO1924, 4.50%, 10/20/2052	1,177,319	1,168,399
Pool # CP8517, 4.50%, 10/20/2052	975,044	909,311
Pool # CO1925, 5.00%, 10/20/2052	977,252	989,498
Pool # CO8957, 5.00%, 12/20/2052	6,760,219	6,510,890
Pool # CS4305, 5.50%, 6/20/2053	2,422,889	2,403,361
Pool # CV0175, 6.50%, 6/20/2053	991,917	1,023,878
Pool # CS4391, 5.50%, 7/20/2053	2,892,054	2,868,745
Pool # CW7288, 6.50%, 9/20/2053	1,113,382	1,140,357

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2054 (k)	31,025,000	30,110,452
TBA, 5.50%, 6/15/2054 (k)	11,000,000	10,911,182
Total Mortgage-Backed Securities (Cost $875,181,110)		861,216,179
Asset-Backed Securities — 15.7%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	571,855
ACHV ABS TRUST
Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	1,977,000	1,988,785
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	2,900,000	2,913,953
Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	1,750,000	1,765,940
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (a)	1,706,645	1,716,932
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.83%, 12/18/2037 (a) (i)	250,000	243,224
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	359,200	324,506
Ajax Mortgage Loan Trust Series 2021-G, Class A, 1.87%, 6/25/2061 (a) (i)	4,857,012	4,653,202
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	167,674	158,108
American Credit Acceptance Receivables Trust
Series 2023-3, Class A, 6.00%, 3/12/2027 (a)	1,003,739	1,004,200
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	295,803
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	504,724
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	1,973,668
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (a)	125,000	123,693
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	148,771
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	397,019
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	87,314	85,031
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	484,497
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	675,000	653,503
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	1,977,766
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	332,696
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,500,000	1,411,439
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,823,416
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	400,055
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,414,235
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,720,957
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	688,705
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	1,964,582
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,273,768
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,159,015
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,206,938
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	6,594,515
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	2,888,133
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	165,649	154,589
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	3,376,945	3,089,290
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	7,000,000	6,691,411
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,185,834

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	2,320,894	2,286,060
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,370,000	7,079,904
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,119,695
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	34,816	34,791
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	1,982,019	1,863,662
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	316,539	297,695
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	113,326	109,933
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,863,049	1,744,227
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	3,960,844	3,822,290
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	2,023,564	1,994,455
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	725,000	732,462
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,500,000	3,368,870
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	1,989,415
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	714,899
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,534,354
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 (a) (i)	401,843	356,699
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	760,616	651,754
Series 2022-MH1, Class M, 4.25%, 8/25/2054 (a) (j)	919,802	723,532
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	820,065
CoreVest American Finance Trust
Series 2019-1, Class E, 5.52%, 3/15/2052 (a) (i)	551,000	516,428
Series 2019-2, Class E, 5.20%, 6/15/2052 (a) (i)	1,043,000	912,746
Series 2019-3, Class E, 4.72%, 10/15/2052 (a) (i)	570,000	486,499
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,045,948
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	725,793
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,189,468
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	992,447
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	1,250,000	1,228,479
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	339,719	336,204
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,015,376
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,722,380
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,527,793
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,789,312
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	4,949,911
7.68%, 4/17/2034 ‡	5,000,000	4,997,500
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	230,522
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	135,442	126,593
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	118,809	108,819
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,269,746
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,437,889	1,450,399
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	356,061	354,866

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	247,662	247,117
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,373,950
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,444,915
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,613,582
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	289,340	266,120
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	103,336	93,907
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	62,686	62,598
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	964,996
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,005,375
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,018,922
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,335,759
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,228,310
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,353,488
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	992,624
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,426,794
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,163,508
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,694,926
Series 2024-1A, Class B, 6.26%, 3/15/2030 (a)	807,000	808,266
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	69,020	67,867
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	618,589	616,179
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	2,662,000	2,527,064
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,327,909
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, , 8/17/2037 ‡ (a)	7,656,000	6,857,777
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,191,304
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,107,548
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,320,154
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	948,298
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	529,533
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,173,456
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,178,497
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	454,058
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,504,621
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	2,500,000	2,236,440
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	572,103
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	731,694
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,002,487
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	2,916,322
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	451,894
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	267,136
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	471,828
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	533,793

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	1,900,000	1,637,266
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (i)	6,900,000	6,735,495
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	6,785,668
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	566,083
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	996,609
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	292,391
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,358,830
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	437,710	384,676
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,962,435	1,967,049
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	26,306	26,259
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	700,000	679,460
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	430,865	430,892
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	1,000,000	1,006,913
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	900,581
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,880,707
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,426,756
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,069,350
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,640,188
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	2,016,030	2,021,909
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	992,096
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	298,084
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	708,619
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,398,943
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 7.92%, 4/20/2037 (a) (i)	1,000,000	981,847
Series 2022-FL3, Class E, 9.62%, 4/20/2037 (a) (i)	663,500	641,985
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	202,850	193,276
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	354,791	350,544
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	136,241	135,520
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	4,834,681	4,879,524
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	486,179	455,683
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	1,397,766	1,299,755
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	459,738	437,973
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,800,216	1,728,772
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	2,396,489	2,318,434
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	2,597,794	2,419,145
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	9,129,610	8,159,548
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	950,526	888,321
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	5,981,429	5,446,860
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,833,676	3,259,856

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,185,716
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,502,743
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,762,665
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	705,739
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	769,762
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	2,870,000	2,509,785
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,340,102
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	6,800,000	5,789,215
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	5,000,000	4,863,127
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	543,958
LP LMS Asset Securitization Trust
Series 2023-1A, Class B, 7.48%, 10/17/2033 (a)	1,500,000	1,480,028
Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	470,331	471,470
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	1,232,573	1,227,743
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	1,961,915
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,510,572
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,162,947
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	328,416
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	574,185
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,210,333
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,840,000	4,891,923
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	650,000	662,335
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	3,000,000	3,049,641
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	991,879
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	377,639
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	3,817,014	3,833,748
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	2,584,000	2,602,564
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	3,682,977	3,757,742
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	81,585	78,329
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	815,847	790,427
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	38,097	36,070
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	2,157,677	2,141,786
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	602,444	612,467
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	1,462,733	1,451,013
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	22,367	21,582
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,340,125	1,319,275
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	310,592
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	375,771
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	800,298
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 (a)	600,000	592,769
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	128,671	123,871
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	451,123	425,753

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	129,816	122,431
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,120,332	1,038,617
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,292,568	1,249,890
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	234,273	232,872
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,392,438
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,062,271
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	2,999,554
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	969,965
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	514,349	498,551
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	122,158	117,577
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	1,500,000	1,508,006
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	1,912,000	1,951,913
Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	1,200,000	1,194,033
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	400,000	378,942
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	5,215,000	4,993,757
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	743,682
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,663,000	3,467,780
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,500,000	1,487,942
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	600,000	603,395
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,211,782
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (j)	292,144	285,369
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (a) (j)	667,107	634,519
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (a) (j)	225,552	223,238
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (j)	2,105,217	2,039,453
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	414,445
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	591,374
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	604,246
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (a)	2,300,000	2,160,701
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	500,000	475,487
Series 2020-SFR1, Class C, 2.18%, 4/17/2037 (a)	2,100,000	2,086,538
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (a)	425,000	422,386
Series 2020-SFR1, Class F, 3.43%, 4/17/2037 (a)	450,000	447,256
Series 2020-SFR1, Class G, 4.03%, 4/17/2037 (a)	5,000,000	4,968,327
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	750,000	730,052
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	500,000	459,902
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	862,836
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	244,286
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,385,821
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,034,952
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	3,947,193
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	633,734
Series 2022-SFR5, Class E2, 6.86%, 6/17/2039 (a)	388,000	383,601

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-SFR1, Class E2, 6.60%, 3/17/2040 (a)	5,476,000	5,316,616
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	672,668
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,435,158
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	750,000	654,953
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (i)	3,434,000	3,014,458
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (i)	4,136,000	3,552,866
PRPM LLC Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (i)	109,139	108,200
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (j)	204,096	198,318
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (i)	40,005	40,065
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,785,234
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	500,000	463,215
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,275,216
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	1,227,000	1,263,036
Renew Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	3,050,203	2,913,210
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,839,967	1,843,402
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	5,000,000	4,923,372
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,496,051
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	5,939,875
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,171,019
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	147,592
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	2,300,000	2,316,501
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,100,899
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,047,208
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,137,709
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	325,177	318,678
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	146,382	138,363
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	269,724	256,220
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	414,517	426,295
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,509,087	1,545,182
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	777,564	795,556
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	260,432	262,019
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	435,363	396,492
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,328,298
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	132,753	132,551
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	3,755,000	3,729,995
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	284,371
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	101,677	98,228
Series 2018-1, Class A, 3.70%, 3/1/2030	11,021	9,928
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	856,000	854,260
Series 2022-2, Class E, 10.00%, 4/10/2029 ‡ (a)	1,000,000	700,000
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	885,559	882,016
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	340,653	339,624
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	311,423	311,968

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	700,000	237,533
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	150,000
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (a) (j)	80,061	79,454
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (a) (j)	642,606	625,682
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1, 1.87%, 8/25/2051 (a) (j)	2,587,231	2,503,832
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	50,893	50,698
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (j)	1,312,570	1,268,903
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (j)	490,246	479,856
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (j)	828,775	812,419
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (j)	119,514	117,939
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	16,630	16,550
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	100,850	96,449
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	403,401	384,062
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,356,811	2,339,973
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	480,211
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,411,239
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	990,320
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,103,667
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	918,854
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,235,319
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,585,276
Total Asset-Backed Securities (Cost $489,864,650)		494,015,865
U.S. Treasury Obligations — 8.5%
U.S. Treasury Bonds
4.50%, 8/15/2039	11,176,000	11,088,251
1.13%, 5/15/2040	8,454,000	5,118,633
1.13%, 8/15/2040	6,437,100	3,860,751
4.75%, 2/15/2041	1,421,000	1,440,261
2.25%, 5/15/2041	4,977,000	3,557,777
4.38%, 5/15/2041	811,000	785,054
3.13%, 11/15/2041	6,143,000	4,998,626
2.75%, 11/15/2042	1,571,000	1,189,051
4.00%, 11/15/2042	49,101,000	44,756,713
3.63%, 8/15/2043	18,646,000	16,025,363
3.75%, 11/15/2043	2,226,000	1,945,837
3.38%, 5/15/2044	14,050,000	11,571,492
2.88%, 8/15/2045	809,000	607,256
1.88%, 2/15/2051	2,622,000	1,505,294
2.38%, 5/15/2051	13,009,000	8,432,983
2.25%, 2/15/2052	1,775,000	1,111,524
4.00%, 11/15/2052	7,080,000	6,357,619
3.63%, 2/15/2053	1,682,000	1,408,741
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	33,738,150

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.50%, 8/31/2027	42,032,000	36,838,749
1.25%, 9/30/2028	16,718,000	14,572,741
2.38%, 3/31/2029	12,045,000	10,934,131
1.88%, 2/15/2032	5,701,000	4,735,393
2.75%, 8/15/2032	5,487,000	4,833,061
3.88%, 8/15/2033	17,718,000	16,884,700
U.S. Treasury STRIPS Bonds
3.86%, 2/15/2034 (l)	4,986,000	3,202,497
4.77%, 5/15/2040 (l)	3,436,000	1,592,237
4.67%, 11/15/2040 (l)	18,060,000	8,130,510
4.17%, 5/15/2041 (l)	10,019,000	4,398,866
2.39%, 8/15/2041 (l)	207,000	89,645
2.73%, 2/15/2042 (l)	1,065,000	449,185
Total U.S. Treasury Obligations (Cost $281,428,600)		266,161,091
Commercial Mortgage-Backed Securities — 6.6%
BAMLL RE-Remic Trust Series 2014-FRR8, Class C, 0.00%, 11/26/2047 ‡ (a) (i)	4,000,000	3,853,254
Banc of America Re-Remic Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,230,467
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,111,304
Series 2024-FRR1, Class A, 2.13%, 4/27/2049 ‡ (a) (i)	3,000,000	2,223,782
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.61%, 8/14/2036 (a) (i)	8,413,000	6,798,892
BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (i)	225,000	199,884
BMD2 Re-Remic Trust Series 2019-FRR1, Class 5B13, 2.19%, 5/25/2052 ‡ (a) (i)	4,000,000	2,947,857
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,851,740
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	380,000	350,440
Series 2021-FRR1, Class CK45, 1.33%, 2/28/2025 (a) (i)	500,000	469,573
Series 2021-FRR1, Class BK45, 2.04%, 2/28/2025 (a) (i)	600,000	571,057
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	406,677
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	357,398
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	1,150,000	741,881
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	1,997,037
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	238,361
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	3,739,000	2,794,012
FHLMC
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,033,453
Series 2023-MN7, Class M2, 11.02%, 9/25/2043 (a) (i)	1,240,000	1,356,174
Series 2024-MN8, Class M2, 9.57%, 5/25/2044 (a) (i)	4,761,000	4,808,058
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 7.32%, 1/25/2051 (a) (i)	1,340,414	1,317,997
Series 2021-MN1, Class M2, 9.07%, 1/25/2051 (a) (i)	685,000	688,024
Series 2021-MN3, Class M1, 7.62%, 11/25/2051 (a) (i)	454,550	446,353
Series 2021-MN3, Class M2, 9.32%, 11/25/2051 (a) (i)	4,500,000	4,531,343
Series 2022-MN4, Class M1, 9.57%, 5/25/2052 (a) (i)	966,459	987,628
Series 2022-MN4, Class M2, 11.82%, 5/25/2052 (a) (i)	750,000	832,258
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (i)	1,750,000	1,676,613
Series K088, Class A2, 3.69%, 1/25/2029	350,000	332,431

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K128, Class X3, IO, 2.78%, 4/25/2031 (i)	550,000	79,816
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	1,991,487
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	2,897,706
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,048,745
Series K-151, Class A2, 3.80%, 10/25/2032 (i)	1,050,000	968,534
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	1,000,000	923,159
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	4,821,296
Series K-160, Class A2, 4.50%, 8/25/2033 (i)	6,000,000	5,805,268
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (i)	4,477,325	166,356
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (i)	550,000	132,442
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	929,269
Series Q014, Class X, IO, 2.78%, 10/25/2055 (i)	1,842,078	278,767
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (i)	256,709	240,865
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (i)	300,000	239,147
Series 2023-M2, Class PT, 3.13%, 4/25/2031 (i)	3,990,664	3,615,833
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (i)	2,700,000	2,168,252
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (i)	441,314	391,293
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (i)	1,400,000	1,118,650
Series 2021-M15, Class A2, 2.00%, 11/25/2031	1,500,000	1,249,964
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (i)	2,500,000	2,021,746
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (i)	962,446	920,522
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (i)	1,372,000	1,158,151
Series 2020-M53, Class A2, 1.69%, 11/25/2032 (i)	1,250,000	967,344
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (i)	2,980,000	2,873,793
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	15,544	15,146
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (i)	494,805	36,804
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (i)	250,000	235,982
Series 2018-KBX1, Class B, 3.61%, 1/25/2026 (a) (i)	500,000	444,653
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	89,129,469	291,391
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (i)	1,000,000	838,740
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	5,787,726
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	78,731
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	6,243,582
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	129,462,009	456,082
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	110,288
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	1,953,966
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	36,135,571	135,964
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	16,664
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	4,531,031
Series 19K-1510, Class C, 0.00%, 1/25/2034 ‡ (a)	10,000,000	4,182,062
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (i)	200,000	196,818
Series 2015-K45, Class B, 3.60%, 4/25/2048 (a) (i)	199,293	195,844
Series 2015-K48, Class B, 3.65%, 8/25/2048 (a) (i)	200,000	194,983
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (i)	200,000	194,639
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (i)	381,860	371,934
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (i)	250,000	242,567
Series 2016-K53, Class C, 4.02%, 3/25/2049 (a) (i)	70,000	67,472

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (i)	1,000,000	959,862
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	6,116,079
Series 2017-K69, Class D, PO, 10/25/2049 (a)	7,343,050	5,316,856
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	64,219
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (i)	300,000	295,733
Series 2018-K80, Class B, 4.23%, 8/25/2050 (a) (i)	1,000,000	941,032
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	6,292,953
Series 2019-K88, Class C, 4.38%, 2/25/2052 (a) (i)	1,975,000	1,839,932
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	7,746,553
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	6,523,884
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	127,706,037	533,964
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	139,385
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	5,385,611
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	101,401,070	407,937
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	101,605
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	5,873,744
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	128,887
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	612,655	574,879
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	5,000,000	3,915,463
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	2,751,476
GS Mortgage Securities Corp. II Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (a) (i)	4,140,000	4,015,277
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,653,596
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.16%, 8/27/2047 (a) (i)	944,000	929,877
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.03%, 4/15/2038 (a) (i)	503,326	499,866
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (i)	6,119,691	6,113,934
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (i)	10,363,903	10,388,676
Series 2023-01, Class M10, 11.82%, 11/25/2053 (a) (i)	5,685,000	6,196,848
RFM Reremic Trust Series 2022-FRR1, Class BK64, 1.71%, 3/1/2050 (a) (i)	2,328,481	1,918,476
Total Commercial Mortgage-Backed Securities (Cost $205,192,576)		205,612,026
Collateralized Mortgage Obligations — 3.3%
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (i)	5,000,000	5,000,000
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (a) (i)	1,500,000	1,559,597
Credit One, 6.47%, 2/25/2029 ‡	5,000,000	4,981,250
CSMC Trust
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (i)	303,656	299,601
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (j)	430,931	423,752
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	355,402	322,071
Series 2018-1, Class M60C, 3.50%, 5/25/2057	130,300	116,792
Series 2018-3, Class MA, 3.50%, 8/25/2057 (i)	292,633	274,568
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (i)	245,072	222,188
Series 2018-2, Class MT, 3.50%, 11/25/2057	556,631	485,693
Series 2018-2, Class M55D, 4.00%, 11/25/2057	271,748	247,304
Series 2019-1, Class MA, 3.50%, 7/25/2058	3,152,104	2,933,264
Series 2019-2, Class MA, 3.50%, 8/25/2058	1,348,761	1,246,965
Series 2019-3, Class MT, 3.50%, 10/25/2058	4,309,062	3,755,939

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,028,320	3,581,121
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	440,216	378,877
Series 2020-3, Class TTW, 3.00%, 5/25/2060	394,678	357,031
Series 2021-1, Class BXS, 12.28%, 9/25/2060 (a) (i)	149,375	115,642
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,847,614	3,287,998
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,941,163	2,405,619
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,781,715	3,336,464
Series 2708, Class ZD, 5.50%, 11/15/2033	65,357	65,839
Series 4302, Class PA, 4.00%, 12/15/2043	51,303	49,024
Series 4281, Class BC, 4.50%, 12/15/2043 (i)	77,779	75,473
Series 5141, Class AH, 2.25%, 11/25/2047	1,220,585	1,048,256
Series 5200, Class MA, 2.50%, 8/25/2048	3,117,784	2,746,931
Series 4913, Class UA, 3.00%, 3/15/2049	5,863,916	5,059,581
Series 5028, Class JG, 1.50%, 8/25/2050	2,830,986	2,169,517
Series 5155, Class JD, 1.25%, 10/25/2051	1,403,769	1,052,693
Series 5347, PO, 10/25/2053	4,985,782	3,821,936
FHLMC, STRIPS Series 406, PO, 10/25/2053	3,667,612	2,902,739
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,089,185	1,020,134
FNMA, REMIC
Series 2003-7, Class FA, 6.19%, 2/25/2033 (i)	62,869	62,940
Series 2013-108, Class GU, 3.00%, 10/25/2033	354,966	331,911
Series 2005-110, Class TY, 5.50%, 12/25/2035	39,345	39,688
Series 2007-89, Class F, 6.02%, 9/25/2037 (i)	70,528	70,216
Series 2011-112, Class PB, 4.00%, 11/25/2041	99,994	94,520
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	893,266
Series 2019-25, Class PB, 2.00%, 5/25/2048	6,837,901	5,836,522
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,670,576	2,722,907
GNMA
Series 2012-13, Class FQ, 5.75%, 1/20/2038 (i)	2,044,605	2,005,249
Series 2010-14, Class FH, 5.93%, 2/16/2040 (i)	2,886,936	2,867,836
Series 2010-61, Class FK, 5.93%, 5/16/2040 (i)	1,897,255	1,883,563
Series 2012-61, Class FM, 5.83%, 5/16/2042 (i)	333,661	329,595
Series 2020-165, Class UD, 1.50%, 11/20/2050	701,781	525,159
Series 2010-H24, Class FA, 5.79%, 10/20/2060 (i)	30,255	30,160
Series 2014-H03, Class FA, 6.04%, 1/20/2064 (i)	15,368	15,363
Series 2015-H02, Class FA, 6.09%, 1/20/2065 (i)	2,907,926	2,909,264
Series 2015-H05, Class FC, 5.92%, 2/20/2065 (i)	193,950	192,607
Series 2021-H14, Class CF, 6.72%, 9/20/2071 (i)	3,016,801	3,079,005
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (i)	2,623,024	2,387,402
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.82%, 10/25/2034 (a) (i)	750,000	802,478
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	1,320,000	1,329,365
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	2,000,000	2,025,273
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (j)	3,675,000	3,717,104
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (j)	4,225,000	4,255,621
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (i)	3,250,000	3,211,252
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.07%, 9/25/2032 (a) (i)	400,000	429,999

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (j)	2,000,000	1,998,628
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	592,530
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (a)	1,500,000	1,494,375
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	759,145	738,107
Total Collateralized Mortgage Obligations (Cost $102,770,396)		102,215,764
Loan Assignments — 1.4% (d) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	975,000	982,137
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	900,371	898,634
Building Products — 0.1%
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030 (n)	1,364,594	1,372,836
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.83%, 3/28/2031	500,000	503,440
Quikrete Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 3/19/2029	698,219	700,488
		2,576,764
Chemicals — 0.1%
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	573,320	575,378
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	746,241	748,106
		1,323,484
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	687,899	688,759
Construction & Engineering — 0.0% ^
Zekelman Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/24/2031 (n)	870,000	870,618
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 8/4/2027	851,936	854,798
Financial Services — 0.1%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031	746,099	748,068
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029	762,322	768,673
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	1,030,012	1,032,330
		2,549,071
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031	533,333	534,485
Health Care Equipment & Supplies — 0.0% ^
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/4/2028	136,635	137,079
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028	204,427	205,705
		342,784
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.19%, 8/12/2026	895,272	895,272
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	1,346,565	1,353,580
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	1,370,000	1,370,178
		3,619,030

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/8/2027	340,696	342,570
Household Durables — 0.0% ^
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.32%, 8/15/2028	423,937	425,468
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 8/19/2028	895,477	888,018
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	725,000	729,589
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 9/27/2030	803,728	804,877
		2,422,484
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.56%, 2/1/2031	262,987	264,068
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	746,241	747,091
		1,011,159
Leisure Products — 0.0% ^
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 12/15/2026	273,615	275,098
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 3/15/2030	445,088	446,997
		722,095
Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	526,444	528,334
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	500,000	502,710
		1,031,044
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	2,069,812	2,056,359
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.44%, 8/21/2028	169,280	169,810
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	1,409,986	1,354,094
		3,580,263
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030 (n)	886,334	887,921
Passenger Airlines — 0.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	1,462,483	1,517,941
United Airlines, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.73%, 6/21/2027	1,161,667	1,187,537
		2,705,478
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/17/2028	945,163	938,225
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	347,861	347,349
Professional Services — 0.1%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	1,620,000	1,627,792
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/18/2029	1,115,000	1,117,944
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/17/2031	916,663	921,246
		3,666,982

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	1,416,152	1,417,922
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	1,233,654	1,237,824
		2,655,746
Software — 0.2%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 2/15/2029	498,731	497,345
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	1,000,000	1,000,250
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	825,000	831,328
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	1,571,145	1,581,530
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031 (n)	1,185,000	1,193,437
		5,103,890
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	494,937	496,902
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	820,342	740,506
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027	269,305	266,249
		1,503,657
Wireless Telecommunication Services — 0.1%
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 9/20/2030	1,042,887	1,043,607
Total Loan Assignments (Cost $43,618,390)		43,628,502
Foreign Government Securities — 1.0%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	900,000	837,900
7.63%, 5/29/2032 (h)	600,000	513,150
7.30%, 9/30/2033 (h)	400,000	328,612
8.50%, 1/31/2047 (h)	850,000	661,937
8.88%, 5/29/2050 (h)	500,000	403,880
Benin Government Bond 7.96%, 2/13/2038 (a)	320,000	300,186
Dominican Republic Government Bond
5.50%, 2/22/2029 (h)	400,000	385,625
6.00%, 2/22/2033 (a)	900,000	871,312
6.40%, 6/5/2049 (h)	900,000	839,531
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	1,000,000	933,580
7.14%, 2/23/2030 (h)	200,000	176,106
8.75%, 1/21/2031 (h)	500,000	471,170
7.38%, 9/28/2033 (a)	300,000	249,873
Federative Republic of Brazil
4.75%, 1/14/2050	700,000	504,000
7.13%, 5/13/2054	915,000	893,497
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	786,000	778,580
Gabonese Republic 6.95%, 6/16/2025 (h)	500,000	471,300
Hashemite Kingdom of Jordan 7.38%, 10/10/2047 (h)	200,000	174,122
Hungary Government Bond
5.50%, 6/16/2034 (a)	200,000	193,038
6.75%, 9/25/2052 (a)	200,000	212,414
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	500,000	536,250

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	600,000	552,726
Kingdom of Morocco 6.50%, 9/8/2033 (h)	200,000	203,915
Kingdom of Saudi Arabia 5.75%, 1/16/2054 (a)	1,000,000	964,970
Republic of Angola 8.25%, 5/9/2028 (a)	1,000,000	942,590
Republic of Colombia
8.00%, 11/14/2035	400,000	407,800
8.75%, 11/14/2053	1,000,000	1,045,500
Republic of Costa Rica
6.55%, 4/3/2034 (a)	400,000	409,000
7.30%, 11/13/2054 (a)	800,000	837,250
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (h)	900,000	799,965
8.25%, 1/30/2037 (a)	202,000	196,395
Republic of Guatemala 6.60%, 6/13/2036 (a)	300,000	300,562
Republic of Iraq 5.80%, 1/15/2028 (h)	400,000	379,444
Republic of Panama 7.88%, 3/1/2057	279,000	286,672
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	963,210
6.10%, 8/11/2044 (h)	200,000	189,813
5.60%, 3/13/2048 (h)	300,000	264,750
5.40%, 3/30/2050 (h)	2,100,000	1,797,600
Republic of Philippines 5.60%, 5/14/2049	1,170,000	1,167,441
Republic of Poland
5.13%, 9/18/2034	199,000	194,136
5.50%, 3/18/2054	792,000	759,243
Republic of Senegal 6.75%, 3/13/2048 (h)	600,000	437,256
Republic of South Africa 7.30%, 4/20/2052	1,000,000	857,500
Republic of Turkey
9.88%, 1/15/2028	200,000	219,500
7.63%, 5/15/2034	1,344,000	1,347,226
Romania Government Bond
6.38%, 1/30/2034 (a)	424,000	422,660
7.63%, 1/17/2053 (a)	600,000	650,760
State of Israel Government Bond 5.75%, 3/12/2054	766,000	694,050
State of Mongolia 8.65%, 1/19/2028 (h)	400,000	418,250
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (a)	1,800,000	1,871,514
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	400,000	417,348
United Mexican States 6.34%, 5/4/2053	200,000	190,938
Total Foreign Government Securities (Cost $31,593,148)		30,926,047
Municipal Bonds — 0.0% (o) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	25,000	24,192
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	44,627
Total Municipal Bonds (Cost $77,765)		68,819

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	16	216
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	18	138
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	185	16,822
Specialty Retail — 0.0% ^
NMG, Inc. ‡ *	1	125
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	9,720
Total Common Stocks (Cost $10,146)		27,021
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	1,859
	NO. OF WARRANTS
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	78	1,034
	SHARES
Short-Term Investments — 13.3%
Investment Companies — 13.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (p) (q) (Cost $418,609,445)	418,609,445	418,609,445
Total Investments — 105.7% (Cost $3,347,338,572)		3,318,352,264
Liabilities in Excess of Other Assets — (5.7)%		(179,606,182)
NET ASSETS — 100.0%		3,138,746,082

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $10,604,778 or 0.34% of the Fund’s net
assets as of May 31, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of May 31, 2024.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	493	09/19/2024	USD	53,721,594	3,636
U.S. Treasury 10 Year Ultra Note	2	09/19/2024	USD	224,594	(1,035)
U.S. Treasury Long Bond	358	09/19/2024	USD	41,707,000	(64,465)
U.S. Treasury Ultra Bond	1,130	09/19/2024	USD	138,742,813	(1,788,010)
U.S. Treasury 2 Year Note	595	09/30/2024	USD	121,268,438	97,496
U.S. Treasury 5 Year Note	2,171	09/30/2024	USD	230,024,234	328,686
					(1,423,692)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(8)	09/19/2024	USD	(898,375)	108
					(1,423,584)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	7,960,838	USD	8,608,386	Morgan Stanley	6/5/2024	29,851
Total unrealized appreciation						29,851
USD	8,548,396	EUR	7,960,838	Goldman Sachs International	6/5/2024	(89,841)
USD	8,619,077	EUR	7,960,838	Morgan Stanley	7/3/2024	(30,223)
Total unrealized depreciation						(120,064)
Net unrealized depreciation						(90,213)

Abbreviations
EUR	Euro
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD2,300,000	15,579	(70,798)	(55,219)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD3,000,000	18,142	(90,169)	(72,027)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD2,900,000	8,267	(77,893)	(69,626)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD210,000	1,793	(6,835)	(5,042)
							43,781	(245,695)	(201,914)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2024:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	43,781	(201,914)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$457,756,168	$36,259,697	$494,015,865
Collateralized Mortgage Obligations	—	90,002,032	12,213,732	102,215,764
Commercial Mortgage-Backed Securities	—	178,396,361	27,215,665	205,612,026
Common Stocks
Diversified Telecommunication Services	—	—	216	216
Health Care Providers & Services	—	—	138	138
Oil, Gas & Consumable Fuels	16,822	—	—	16,822
Specialty Retail	—	—	125	125
Wireless Telecommunication Services	—	—	9,720	9,720
Total Common Stocks	16,822	—	10,199	27,021
Corporate Bonds	—	895,868,612	—	895,868,612
Foreign Government Securities	—	30,926,047	—	30,926,047
Loan Assignments	—	43,628,502	—	43,628,502
Mortgage-Backed Securities	—	851,024,438	10,191,741	861,216,179
Municipal Bonds	—	68,819	—	68,819
Preferred Stocks	—	—	1,859	1,859
U.S. Treasury Obligations	—	266,161,091	—	266,161,091
Warrants	—	—	1,034	1,034
Short-Term Investments
Investment Companies	418,609,445	—	—	418,609,445
Total Investments in Securities	$418,626,267	$2,813,832,070	$85,893,927	$3,318,352,264
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$29,851	$—	$29,851
Futures Contracts	429,926	—	—	429,926
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(120,064)	—	(120,064)
Futures Contracts	(1,853,510)	—	—	(1,853,510)
Swaps	—	(245,695)	—	(245,695)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,423,584)	$(335,908)	$—	$(1,759,492)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$29,054,096	$—	$(206,615)	$75,351	$6,854,042	$(3,676,659)	$5,270,493	$(1,111,011)	$36,259,697
Collateralized Mortgage Obligations	7,210,998	—	43,594	—	4,999,995	(40,855)	—	—	12,213,732
Commercial Mortgage-Backed Securities	26,328,313	—	610,580	146,911	129,861	—	—	—	27,215,665
Common Stocks	7,883	—	2,316	—	—	—	—	—	10,199
Corporate Bonds	650,000	(230,971)	285,397	1,342	—	(705,768)	—	—	—
Mortgage-Backed Securities	—	—	38,616	—	10,153,125	—	—	—	10,191,741
Preferred Stocks	1,620	—	239	—	—	—	—	—	1,859
Warrants	1,034	—	—	—	—	—	—	—	1,034
Total	$63,253,944	$(230,971)	$774,127	$223,604	$22,137,023	$(4,423,282)	$5,270,493	$(1,111,011)	$85,893,927

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $586,245.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$19,182,302	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (13.67%)
		Constant Default Rate		0.00% - 60.00% (1.94%)
		Yield (Discount Rate of Cash Flows)		6.13% - 22.50% (8.24%)

Asset-Backed Securities	19,182,302
	6,475,625	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.76% - 8.81% (8.00%)

6,475,625

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$25,657,927

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $60,236,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$304,836,673	$363,328,494	$249,555,722	$—	$—	$418,609,445	418,609,445	$4,459,188	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.